UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23179

First Trust Alternative Opportunities Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

FIRST TRUST ALTERNATIVE OPPORTUNITIES FUND

Class A Shares – VFLAX
Class I Shares – VFLEX

Semi-Annual Report

September 30, 2024
(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Drive | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

First Trust Alternative Opportunities Fund
This report and the consolidated financial statements contained herein are provided for the general information of the shareholders of the First Trust Alternative Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Principal Amount1		Value
	ASSET-BACKED SECURITIES – 11.9%
$3,461,6042	Banco Santander, S.A. 9.638%, 8/15/20373	$3,824,179
1,090,7422	Series 2021-1, Class CLN, 12.638% (3-Month Euribor+900 basis points), 8/15/20373,4,5	1,219,557
9,000,0002	11.468%, 12/27/20433	10,007,792
4,000,0002	12.470%, 5/2/20453	4,472,395
6,482,4982	BNP Paribas – Broadway Series 1, Class JNR, 13.337% (SOFR Rate+800 basis points), 4/12/20313,4,5,6	6,482,498
7,671,2752	BNP Paribas S1 Mezzanine Debt 13.204%, 10/12/20323	8,581,513
8,943,3632	Colossus Series 2023-2 F2, 16.200%, 4/22/20333	11,980,281
3,474,5722	14.950%, 5/22/20343	4,645,150
16,123,1422	Deutsche Bank AG Series 2021-1X, Class CLN, 13.888% (3-Month Term SOFR+876 basis points), 2/21/20293,4,5,6	16,284,373
14,000,0002	Ducati Series 2024-1, 12.458%, 6/20/20303	15,591,051
9,662,7522	Fondo de Titulizacion PYMES Magdalena Series 7, Class NOTE, 13.455% (3-Month Euribor+1,000 basis points), 12/23/20423,4,5	10,938,356
7,500,000	Granville Ltd. Series 2023-1X, Class E2, 15.030% (SOFR Rate+975 basis points), 7/31/20312,3,4,5,6	7,350,000
14,800,0002	Landesbank Baden-Wuerttemberg Series LION-5, Class MEZ, 12.772% (3-Month Euribor+0 basis points), 7/31/20343	16,473,731
10,000,0002	Manitoulin 15.570%, 11/1/20283	9,542,000
17,250,0002	Mespil Securities Series 2024-1, Class B, 14.330% (SOFR Rate+0 basis points), 7/28/20323	17,250,000
3,000,0002	Nightingale Ltd. Series 2021-1 LF, 15.950%, 4/1/20283	4,010,695
8,000,0002	Salis 15.825%, 11/19/20293	10,893,262
	Santander Bank Auto Credit-Linked Notes Series
10,000,000	Series 2023-A, Class F, 13.752%, 6/15/20334,7	10,731,090
3,000,000	Series 2023-A, Class G, 24.695%, 6/15/20334,7	3,256,800
45,339,9182	Santander Consumer Finance SA Series 2023-1, Class B, 12.047% (3-Month CIBOR+850 basis points), 10/31/20333,4,5	6,770,588

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount1		Value
	ASSET-BACKED SECURITIES (Continued)
$15,180,4832	Santander UK PLC Series 2024-2, Class F, 14.950% (SONIO+0 basis points), 5/22/20343,14	$20,298,822
19,000,0002	St. Lawrence Corp. Series 2023-1X, Class MEZZ, 15.070% (SOFR Rate+975 basis points), 5/25/20333,4,5,6	19,000,000
8,605,3642	Vale Securities Finance Series 2023-1, Class B, 13.186% (3-Month Euribor+950 basis points), 7/28/20323,4,5	9,631,417
	TOTAL ASSET-BACKED SECURITIES
	(Cost $222,716,911)	229,235,550
	BANK LOANS – 10.3%
	Advantage Capital Holdings, LLC
5,253,149	0.000% Cash, 12.500% PIK,8,9	5,252,284
2,745,267	8.000% Cash, 5.000% PIK, 4/14/20278,9	2,659,615
5,000,000	Antares Loan Funding – Class C 12.282%, 2/17/2032	5,000,000
170,187	BJ Services 18.600%, 12/2/20248,10	114,025
6,912,500	Black Rifle Coffee Company, LLC 13.826%, 8/10/20288	6,808,812
7,350,000	C3 Rentals, LLC 13.343%, 4/22/20278	7,460,250
7,500,000	CherCo, LLC 14.479%, 9/1/20258	7,350,000
23,613,134	Cire Alto OpCo, LLC 10.800%, 11/29/20248	23,613,134
	Fenix Topco, LLC
522,556	11.840%, 4/2/20278	510,537
8,713,610	11.840%, 3/28/20298	8,513,197
3,062,500	GH Group, Inc. 16.500%, 12/10/20268	3,016,562
5,052,389	IFit, Inc. 14.010% Cash, 2.500% PIK, 2/24/20278,9	5,027,127
19,237,473	Ipsen TL, LLC 8.345% Cash, 6.750% PIK, 7/31/20298	18,497,648
7,000,000	Leonard Valve Term Loan 10.778%, 9/30/20278	6,930,000

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount1		Value
	BANK LOANS (Continued)
$6,391,359	Lucky Bucks Holdings, LLC 0.000% Cash, 12.500% PIK, 5/29/20288,9,10	$—
199,493	Premier Brands Group Holdings, LLC 15.430%, 3/20/20268	197,498
24,722,498	Progress Lighting, LLC 15.343%, 9/18/20298	24,104,436
15,193,602	Shryne Group, Inc. 17.000% Cash, 1.000% PIK, 5/26/20268,9	15,269,570
	Steward Health Care System, LLC
5,457,644	16.180%, 10/31/20248	5,457,644
13,999,999	15.458%, 12/31/20248	14,000,000
10,347,245	16.208%, 12/31/20258	10,347,245
11,204,565	19.250% Cash, 2.000% PIK, 12/31/20278	11,204,565
8,317,397	Stronghold Digital Mining, Inc. 15.342%, 10/25/20258	8,234,223
	Wellbore Integrity Solutions, LLC
2,150,394	9.840% Cash, 6.950% PIK, 12/31/20248,9	2,128,890
1,351,326	12.334%, 12/31/20248	1,351,327
5,495,870	West Side Holdco, LLC 14.201%, 9/3/20278	5,440,911
	TOTAL BANK LOANS (Cost $202,998,645)	198,489,500
Number of Shares
	CLOSED-END FUNDS – 14.7%
567,120	BC Partners Lending Corp.11	12,164,717
1,816,272	Cliffwater Corporate Lending Fund – Class I	19,851,857
6,854,021	Cliffwater Enhanced Lending Fund – Class I	76,627,954
3,906	Invesco Dynamic Credit Opportunity Fund – Class AX	42,847
3,029,146	Opportunistic Credit Interval Fund – Class I11	34,865,466
1,453,781	Palmer Square Capital BDC, Inc.11,12	23,696,629
632,187	Pender Real Estate Credit Fund – Class I	6,347,161
2,254,202	Pomona Investment Fund LP	36,027,112
792,882	StepStone Private Markets – Class I12	43,188,264
795,000	TCW Direct Lending VIII, LLC11	32,354,767
	TOTAL CLOSED-END FUNDS (Cost $270,382,030)	285,166,774

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount1		Value
	COLLATERALIZED LOAN OBLIGATIONS – 20.9%
$815,000	AIMCO CLO Series 2017-AA, Class DR, 8.694% (3-Month Term SOFR+341 basis points), 4/20/20344,5,6,7	$817,604
1,000,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 8.082% (3-Month Term SOFR+280 basis points), 7/20/20314,5,6,7	1,001,189
7,000,000	Antares Loan Funding CLO 0.000%, 2/17/20328	7,872,148
	Apidos CLO Ltd.
1,000,000	Series 2018-29A, Class D, 10.796% (3-Month Term SOFR+551 basis points), 7/25/20304,5,6,7	1,003,775
1,500,000	Series 2017-28A, Class C, 8.044% (3-Month Term SOFR+276 basis points), 1/20/20314,5,6,7	1,500,445
1,829,000	Series 2013-15A, Class ERR, 11.244% (3-Month Term SOFR+596 basis points), 4/20/20314,5,6,7	1,838,234
1,000,000	Series 2015-20A, Class DR, 11.248% (3-Month Term SOFR+596 basis points), 7/16/20314,5,6,7	1,006,024
750,000	Series 2020-33A, Class ER, 11.895% (3-Month Term SOFR+661 basis points), 10/24/20344,5,6,7	753,186
1,000,000	Series 2023-44A, Class E, 13.529% (3-Month Term SOFR+825 basis points), 4/26/20354,5,6,7	1,016,926
1,000,000	Series 2023-45A, Class E, 13.679% (3-Month Term SOFR+840 basis points), 4/26/20364,5,6,7	1,038,368
	Ares CLO Ltd.
1,000,000	Series 2018-47A, Class D, 8.263% (3-Month Term SOFR+296 basis points), 4/15/20304,5,6,7	1,002,833
750,000	Series 2014-32RA, Class C, 8.280% (3-Month Term SOFR+316 basis points), 5/15/20304,5,6,7	753,053
850,000	Series 2018-50A, Class D, 8.463% (3-Month Term SOFR+316 basis points), 1/15/20324,5,6,7	852,779
6,929,366	0.000%, 7/11/20338	7,309,723
1,500,000	Assurant CLO Ltd. Series 2017-1A, Class ER, 12.744% (3-Month Term SOFR+746 basis points), 10/20/20344,5,6,7	1,462,096
1,500,000	Bean Creek CLO Ltd. Series 2015-1A, Class DR, 8.294% (3-Month Term SOFR+301 basis points), 4/20/20314,5,6,7	1,504,594
	Benefit Street Partners CLO Ltd.
500,000	Series 2015-8A, Class DR, 11.144% (3-Month Term SOFR+586 basis points), 1/20/20314,5,6,7	497,160
1,250,000	Series 2019-17A, Class DR, 8.913% (3-Month Term SOFR+361 basis points), 7/15/20324,5,6,7	1,250,000
1,000,000	Series 2021-23A, Class E, 12.356% (3-Month Term SOFR+707 basis points), 4/25/20344,5,6,7	1,008,583

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount1		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$1,500,000	Series 2019-17A, Class D1R2, 0.000% (3-Month Term SOFR+315 basis points), 10/15/20374,5,6,7	$1,500,000
4,000,000	BFNS, LLC Series 2022-1A, Class C, 7.000%, 7/10/20354,5,6,7	3,433,625
1,325,000	Bristol Park CLO Ltd. Series 2016-1A, Class ER, 12.563% (3-Month Term SOFR+726 basis points), 4/15/20294,5,6,7	1,325,202
750,000	Bryant Park Funding Ltd. Series 2023-21A, Class E, 13.749% (3-Month Term SOFR+847 basis points), 10/18/20364,5,6,7	773,583
1,000,000	Carbone CLO Ltd. Series 2017-1A, Class C, 8.144% (3-Month Term SOFR+286 basis points), 1/20/20314,5,6,7	1,002,765
	Carlyle Global Market Strategies CLO Ltd.
2,305,000	Series 2014-4RA, Class C, 8.463% (3-Month Term SOFR+316 basis points), 7/15/20304,5,6,7	2,301,323
1,000,000	Series 2014-3RA, Class C, 8.475% (3-Month Term SOFR+321 basis points), 7/27/20314,5,6,7	998,736
1,000,000	Series 2012-4A, Class DR3, 8.352% (3-Month Term SOFR+350 basis points), 4/22/20324,5,6,7	1,000,000
1,000,000	Series 2015-4A, Class CR, 9.244% (3-Month Term SOFR+396 basis points), 7/20/20324,5,6,7	1,002,577
520,000	Catamaran CLO Ltd. Series 2018-1A, Class D, 9.196% (3-Month Term SOFR+391 basis points), 10/25/20314,5,6,7	519,910
1,000,000	CBAM Ltd. Series 2017-1A, Class E, 12.044% (3-Month Term SOFR+676 basis points), 7/20/20304,5,6,7	1,001,979
	Cedar Funding CLO Ltd.
1,000,000	Series 2018-7A, Class DR, 7.846% (3-Month Term SOFR+275 basis points), 1/20/20314,5,6,7	1,000,043
1,000,000	Series 2016-5A, Class DR, 8.547% (3-Month Term SOFR+326 basis points), 7/17/20314,5,6,7	1,002,463
	CIFC Funding Ltd.
1,000,000	Series 2018-2A, Class D, 11.394% (3-Month Term SOFR+611 basis points), 4/20/20314,5,6,7	1,000,000
1,000,000	Series 2018-3A, Class D, 8.391% (3-Month Term SOFR+311 basis points), 7/18/20314,5,6,7	1,002,128
600,000	Series 2016-1A, Class D2RR, 9.794% (3-Month Term SOFR+451 basis points), 10/21/20314,5,6,7	593,161
1,000,000	Series 2014-3A, Class DR2, 8.944% (3-Month Term SOFR+366 basis points), 10/22/20314,5,6,7	999,269
1,000,000	Series 2018-2A, Class D1R, 7.700% (3-Month Term SOFR+305 basis points), 10/20/20374,5,6,7	1,000,000

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount1		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$750,000	Crestline Denali CLO Ltd. Series 2018-1A, Class D, 8.813% (3-Month Term SOFR+351 basis points), 10/15/20314,5,6,7	$746,703
1,000,000	Deerpath Capital CLO 2018-1 Ltd. Series 2018-1A, Class DRR, 9.568% (3-Month Term SOFR+435 basis points), 10/15/20364,5,6,7	1,001,264
1,000,000	Dewolf Park CLO Ltd. Series 2017-1A, Class DR, 8.413% (3-Month Term SOFR+311 basis points), 10/15/20304,5,6,7	1,004,227
1,000,000	Dryden CLO Ltd. Series 2020-86A, Class A1R, 6.647% (3-Month Term SOFR+136 basis points), 7/17/20344,5,6,7	1,001,310
	Dryden Senior Loan Fund
750,000	Series 2013-30A, Class DR, 7.980% (3-Month Term SOFR+286 basis points), 11/15/20284,5,6,7	750,101
1,961,090	Series 2014-36A, Class AR3, 6.583% (3-Month Term SOFR+128 basis points), 4/15/20294,5,6,7	1,962,339
1,500,000	Series 2013-26A, Class DR, 8.263% (3-Month Term SOFR+296 basis points), 4/15/20294,5,6,7	1,502,712
1,000,000	Series 2014-36A, Class DR3, 9.253% (3-Month Term SOFR+395 basis points), 4/15/20294,5,6,7	1,002,493
500,000	Series 2017-54A, Class D, 8.641% (3-Month Term SOFR+336 basis points), 10/19/20294,5,6,7	498,302
1,270,000	Series 2017-49A, Class DR, 8.941% (3-Month Term SOFR+366 basis points), 7/18/20304,5,6,7	1,271,936
750,000	Series 2016-45A, Class DRR, 7.654% (3-Month Term SOFR+305 basis points), 10/15/20304,5,6,7	750,000
1,000,000	Series 2022-106A, Class D, 11.001% (3-Month Term SOFR+570 basis points), 10/15/20354,5,6,7	1,005,712
1,000,000	Empower CLO Ltd. Series 2023-2A, Class D, 10.701% (3-Month Term SOFR+540 basis points), 7/15/20364,5,6,7	1,030,046
	Flatiron CLO Ltd.
750,000	Series 2023-1A, Class D, 10.536% (3-Month Term SOFR+525 basis points), 4/17/20364,5,7	765,087
1,000,000	Series 2023-2A, Class D, 10.151% (3-Month Term SOFR+485 basis points), 1/15/20374,5,6,7	1,029,643
1,000,000	Series 2023-2A, Class E, 13.131% (3-Month Term SOFR+783 basis points), 1/15/20374,5,6,7	1,034,649
	Galaxy CLO Ltd.
1,000,000	Series 2015-21A, Class DR, 8.194% (3-Month Term SOFR+291 basis points), 4/20/20314,5,6,7	1,001,982
750,000	Series 2018-27A, Class E, 11.137% (3-Month Term SOFR+604 basis points), 5/16/20314,5,6,7	743,613

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount1		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Generate CLO Ltd.
$500,000	Series 6A, Class ER, 12.344% (3-Month Term SOFR+706 basis points), 1/22/20354,5,6,7	$500,000
1,000,000	Series 2023-12A, Class E, 13.682% (3-Month Term SOFR+840 basis points), 7/20/20364,5,6,7	1,035,436
1,000,000	Goldentree Loan Management U.S. CLO Ltd. Series 2019-5A, Class DRR, 8.069% (3-Month Term SOFR+280 basis points), 10/20/20324,5,6,7	1,000,008
2,750,000	Golub Capital Partners Short Duration Series 2022-1A, Class DR, 9.945% (3-Month Term SOFR+460 basis points), 7/25/20334,5,7	2,748,302
1,865,500	GPG Loan Funding, LLC 0.000%, 4/29/2034*,8	1,930,261
	Great Lakes CLO Ltd.
1,500,000	Series 2014-1A, Class ER, 13.063% (3-Month Term SOFR+776 basis points), 10/15/20294,5,6,7	1,505,638
4,000,000	Series 2019-1A, Class E, 13.563% (3-Month Term SOFR+826 basis points), 7/15/20314,5,6,7	4,015,506
1,500,000	Harbor Park CLO Ltd. Series 2018-1A, Class D, 8.444% (3-Month Term SOFR+316 basis points), 1/20/20314,5,6,7	1,504,321
1,000,000	HPS Loan Management Ltd. Series 8A-2016, Class DR, 8.444% (3-Month Term SOFR+316 basis points), 7/20/20304,5,6,7	1,003,227
1,000,000	Invesco U.S. CLO Ltd. Series 2023-3A, Class E, 13.461% (3-Month Term SOFR+816 basis points), 7/15/20364,5,6,7	1,037,386
13,500,000	Kohlberg CLO 0.000%, 12/28/20338	14,134,046
600,216	LCM Ltd. Series 25A, Class AR, 6.382% (3-Month Term SOFR+110 basis points), 7/20/20304,5,6,7	600,394
	Magnetite CLO Ltd.
1,000,000	Series 2018-20A, Class E, 10.894% (3-Month Term SOFR+561 basis points), 4/20/20314,5,6,7	1,003,521
1,500,000	Series 2022-35A, Class ER, 12.535% (3-Month Term SOFR+725 basis points), 10/25/20364,5,6,7	1,533,379
2,400,000	Maranon Loan Funding Ltd. Series 2021-3A, Class ER, 12.872% (3-Month Term SOFR+782 basis points), 10/15/20364,5,6,7	2,400,141
1,000,000	Marathon CLO Ltd. Series 2018-12A, Class C, 9.141% (3-Month Term SOFR+386 basis points), 4/18/20314,5,6,7	993,261
	MCF CLO Ltd.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount1		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$2,950,000	Series 2019-1A, Class ER, 13.346% (3-Month Term SOFR+806 basis points), 4/17/20364,5,6,7	$2,958,174
7,000,000	Series 2018-1A, Class SUB, 0.000%, 4/18/20364,6,7,14	5,341,916
6,500,000	Series 2018-1A, Class ER, 13.299% (3-Month Term SOFR+800 basis points), 4/18/20364,5,6,7	6,549,520
750,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2023-19A, Class E, 14.182% (3-Month Term SOFR+890 basis points), 7/20/20364,5,6,7	783,968
	Mount Logan Funding LP
16,084,782	Series 2018-1A, Class SUBR, 0.000%, 1/22/20334,6,7,14	9,182,236
1,000,000	Series 2018-1A, Class ER, 14.004% (3-Month Term SOFR+872 basis points), 1/22/20334,5,6,7	980,557
1,000,000	Mountain View CLO Ltd. Series 2019-2A, Class DR, 9.901% (3-Month Term SOFR+460 basis points), 7/15/20374,5,6,7	999,874
	New Mountain CLO Ltd.
500,000	Series CLO-4A, Class D, 10.782% (3-Month Term SOFR+550 basis points), 4/20/20364,5,6,7	511,437
750,000	Series CLO-4A, Class E, 13.432% (3-Month Term SOFR+815 basis points), 4/20/20364,5,6,7	770,714
1,000,000	Newark BSL CLO Ltd. Series 2017-1A, Class CR, 8.696% (3-Month Term SOFR+341 basis points), 7/25/20304,5,6,7	1,003,740
	OCP CLO Ltd.
700,000	Series 2014-5A, Class DR, 11.241% (3-Month Term SOFR+596 basis points), 4/26/20314,5,6,7	660,797
1,000,000	Series 2020-8RA, Class C, 9.297% (3-Month Term SOFR+401 basis points), 1/17/20324,5,6,7	1,002,687
750,000	Octagon 60 Ltd. Series 2022-1A, Class D1, 10.282% (3-Month Term SOFR+500 basis points), 10/20/20354,5,6,7	755,123
	Octagon Investment Partners Ltd.
1,000,000	Series 2012-1A, Class CRR, 9.463% (3-Month Term SOFR+416 basis points), 7/15/20294,5,6,7	1,005,426
1,000,000	Series 2014-1A, Class DRR, 8.294% (3-Month Term SOFR+301 basis points), 1/22/20304,5,6,7	1,003,076
1,550,000	Series 2013-1A, Class DR2, 8.046% (3-Month Term SOFR+276 basis points), 1/25/20314,5,6,7	1,555,544
1,000,000	OHA Credit Funding Ltd. Series 2021-9A, Class E, 11.791% (3-Month Term SOFR+651 basis points), 7/19/20354,5,6,7	1,000,000
	OZLM Ltd.
1,500,000	Series 2017-21A, Class C, 8.214% (3-Month Term SOFR+293 basis points), 1/20/20314,5,6,7	1,504,226

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount1		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$1,000,000	Series 2014-6A, Class CT, 7.924% (3-Month Term SOFR+264 basis points), 4/17/20314,5,6,7	$1,002,581
1,250,000	Series 2014-6A, Class DS, 11.597% (3-Month Term SOFR+631 basis points), 4/17/20314,5,6,7	1,184,404
	Palmer Square European Loan Funding
2,975,0002	Series 2022-1X, Class SUB, 0.000%, 10/15/20314,11,14	2,166,933
4,000,0002	Series 2022-2X, Class SUB, 0.000%, 10/15/20314,11,14	3,662,602
4,000,0002	Series 2022-3X, Class SUB, 0.000%, 4/12/20324,8,11,14	—
7,100,0002	Series 2023-1A, Class SUB, 0.000%, 11/15/20324,7,11,14	310,585
8,325,0002	Series 2023-2X, Class SUB, 0.000%, 1/15/20334,11,14	8,477,625
8,200,0002	Series 2023-3X, Class SUB, 0.000%, 5/15/20334,11,14	7,937,281
10,575,0002	Series 2024-1X, Class SUB, 0.000%, 8/15/20334,11,14	9,970,077
14,550,0002	Series 2024-2X, Class SUB, 0.000%, 5/15/20344,11,14	16,175,940
2,500,0002	Series 2021-2X, Class SUB, 0.000%, 4/15/20354,11,14	1,885,984
10,000,0002	Series 2023-1X, Class SUB, 0.000%, 7/15/20364,11,14	7,638,988
1,257,0002	Series 2023-1X, Class F, 11.665% (3-Month Euribor+798 basis points), 7/15/20364,5,11	1,413,213
11,000,0002	Series 2023-2X, Class SUB, 0.000%, 10/15/20364,11,14	8,365,398
14,000,0002	Series 2024-1X, Class SUB, 0.000%, 5/15/20374,11,14	15,583,259
9,453,7502	Series 2024-2X, Class SUB, 0.000%, 10/15/20374,11,14	10,023,358
4,500,0002	Series 2024-2X, Class F, 11.744%, 10/15/20374,5,11	4,965,891
	Palmer Square Loan Funding Ltd.
1,250,000	Series 2020-1A, Class SUB, 0.000%, 2/20/20284,6,7,8,11,14	—
2,250,000	Series 2020-4A, Class SUB, 0.000%, 11/25/20284,6,7,11,14	591,300
1,250,000	Series 2021-1A, Class SUB, 0.000%, 4/20/20294,6,7,11,14	938,349
2,150,000	Series 2021-2A, Class SUB, 0.000%, 5/20/20294,6,7,11,14	1,313,874
1,500,000	Series 2021-3A, Class SUB, 0.000%, 7/20/20294,6,7,11,14	888,572
3,100,000	Series 2021-4A, Class SUB, 0.000%, 10/15/20294,6,7,11,14	2,099,286
5,235,000	Series 2022-1A, Class SUB, 0.000%, 4/15/20304,6,7,11,14	3,530,809
6,000,000	Series 2022-2A, Class SUB, 0.000%, 10/15/20304,6,7,11,14	4,484,034
1,250,000	Series 2022-5I, Class SUB, 0.000%, 1/15/20314,6,8,11,14	—
6,250,000	Series 2022-3A, Class SUB, 0.000%, 4/15/20314,6,7,11,14	5,965,131
4,675,000	Series 2023-1A, Class SUB, 0.000%, 7/20/20314,6,7,11,14	114,294
8,050,000	Series 2022-4A, Class SUB, 0.000%, 7/24/20314,6,7,11,14	7,234,382
3,700,000	Series 2022-4A, Class D, 12.573% (3-Month Term SOFR+729 basis points), 7/24/20314,5,6,7,11	3,700,000
6,600,000	Series 2023-2A, Class SUB, 0.000%, 1/25/20324,6,7,11,14	6,239,072
16,250,000	Series 2024-3A, Class SUB, 0.000%, 8/8/20324,6,7,11,12,14	16,507,194
8,000,000	Series 2024-1A, Class SUB, 0.000%, 10/15/20324,6,7,11,14	8,000,000
750,000	Series 2024-1A, Class E, 11.681%, 10/15/20324,5,6,7,11	742,487
4,000,000	Series 2023-1A, Class SUB, 0.000%, 1/20/20364,6,7,11,14	3,990,268

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount1		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$9,500,000	Series 2023-2A, Class SUB, 0.000%, 4/20/20364,6,7,11,14	$8,662,879
8,000,000	Series 2023-3A, Class SUB, 0.000%, 1/20/20374,6,7,11,14	7,673,232
13,760,000	Series 2024-1A, Class SUB, 0.000%, 4/15/20374,6,7,11,14	13,824,269
11,000,000	Series 2024-2A, Class SUB, 0.000%, 7/20/20374,6,7,11,14	10,193,824
6,500,000	Series 2024-3A, Class SUB, 0.000%, 7/20/20374,6,7,11,14	6,235,879
12,750,000	Series 2023-4A, Class SUB, 0.000%, 10/20/20374,6,7,11,14	12,458,089
1,000,000	Post CLO Ltd. Series 2024-1A, Class E, 12.072% (3-Month Term SOFR+680 basis points), 4/20/20374,5,6,7	1,020,117
	Regatta Funding Ltd.
1,500,000	Series 2018-4A, Class C, 8.846% (3-Month Term SOFR+356 basis points), 10/25/20314,5,6,7	1,508,543
1,000,000	Series 2019-2A, Class ER, 12.211% (3-Month Term SOFR+710 basis points), 1/15/20334,5,6,7	1,000,000
1,500,000	Series 2016-1A, Class A1R2, 6.225% (3-Month Term SOFR+141 basis points), 6/20/20344,5,6,7	1,502,098
1,000,000	Series 2023-2A, Class D, 10.535% (3-Month Term SOFR+525 basis points), 1/25/20374,5,6,7	1,024,734
1,000,000	Series 2017-1A, Class D1R, 9.025% (3-Month Term SOFR+370 basis points), 4/17/20374,5,6,7	998,653
750,000	RR Ltd. Series 2018-4A, Class C, 8.513% (3-Month Term SOFR+321 basis points), 4/15/20304,5,6,7	752,717
825,000	Shackleton CLO Ltd. Series 2015-7RA, Class D, 8.893% (3-Month Term SOFR+359 basis points), 7/15/20314,5,6,7	826,797
8,868,127	Silver Point Loan Funding, LLC 0.000%, 10/20/20338	9,305,660
2,000,000	Sound Point CLO Ltd. Series 2017-3A, Class C, 8.544% (3-Month Term SOFR+326 basis points), 10/20/20304,5,6,7	2,003,589
625,000	Symphony CLO Ltd. Series 2018-19A, Class D, 8.098% (3-Month Term SOFR+281 basis points), 4/16/20314,5,6,7	620,460
1,068,462	Upland CLO Ltd. Series 2016-1A, Class A1AR, 6.564% (3-Month Term SOFR+128 basis points), 4/20/20314,5,6,7	1,069,338
1,000,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 8.144% (3-Month Term SOFR+285 basis points), 7/20/20324,5,6,7	998,110
	Voya CLO Ltd.
500,000	Series 2013-1A, Class CR, 8.513% (3-Month Term SOFR+321 basis points), 10/15/20304,5,6,7	500,902

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount1		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$2,000,000	Series 2014-1A, Class CR2, 8.341% (3-Month Term SOFR+306 basis points), 4/18/20314,5,6,7	$2,004,281
1,000,000	Series 2018-2A, Class D, 8.313% (3-Month Term SOFR+301 basis points), 7/15/20314,5,6,7	1,001,954
1,250,500	Series 2019-2A, Class D, 9.244% (3-Month Term SOFR+396 basis points), 7/20/20324,5,6,7	1,253,723
1,000,000	Series 2021-2A, Class E, 12.144% (3-Month Term SOFR+686 basis points), 10/20/20344,5,6,7	1,006,793
1,000,000	Series 2019-1A, Class A1RR, 5.819% (3-Month Term SOFR+137 basis points), 10/15/20374,5,6,7	1,000,000
1,000,000	Series 2019-1A, Class D1RR, 7.499% (3-Month Term SOFR+305 basis points), 10/15/20374,5,6,7	1,000,000
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $418,832,183)	404,111,257
	COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
340,969	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.028%, 2/25/20354,5,14,15	3
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $0)	3
Number of Shares
	COMMON STOCKS – 2.0%
	APPAREL MANUFACTURERS – 0.0%
690	Capri Holdings Ltd.*,6	29,284
	AUDIO/VIDEO PRODUCTS – 0.0%
2,877	Vizio Holding Corp. – Class A*	32,136
	BROADCAST SERVICES/PROGRAMS – 0.0%
9,923	TEGNA, Inc.12	156,585
	COMMERCIAL SERVICES-FINANCE – 0.1%
8,541	Qonto*,8	1,278,583
	COMPUTER AIDED DESIGN – 0.0%
110	ANSYS, Inc.*	35,049
	COSMETICS & TOILETRIES – 0.0%
—16	Big Tree Cloud Holdings Ltd.*,6	1
	ELECTRIC PRODUCTS-MISCELLANEOUS – 0.1%
2,000,000	Progress Lighting, LLC*,8,19	2,000,000
	ENTERPRISE SOFTWARE/SERVICE – 0.3%
72,993	ServiceTitan*,8	5,000,021
	FINANCE-CREDIT CARD – 0.1%
188,986	Airwallex*,8	2,065,617
259	Discover Financial Services	36,335
		2,101,952

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FOOD-RETAIL – 0.0%
2,639	Albertsons Cos., Inc.	$48,769
23,798	Misfits Market, Inc.*,8	885,047
		933,816
	GAMING & ENTERTAINMENT – 0.2%
5,182	Epic Games, Inc.*,8	3,095,105
	HUMAN RESOURCES – 0.2%
24,155	Workrise Technologies, Inc.*,8	3,067,685
	INVESTMENT COMPANIES – 0.2%
175,546	Chime Financial, Inc.*,8	4,095,488
	MEDICAL LABS & TESTING SERVICES – 0.0%
561	Catalent, Inc.*	33,980
	MEDICAL PRODUCTS – 0.0%
623	Axonics, Inc.*	43,361
	MEDICAL-BIOMEDICAL/GENERICS – 0.0%
—16	Klotho Neurosciences, Inc.*	—17
	MEDICAL-OUTPATIENT/HOME MEDICAL – 0.0%
6,404	Amedisys, Inc.*,12	618,050
	OIL COMP-EXPLORATION & PRODUCTION – 0.0%
216	Hess Corp.	29,333
	SPECIFIED PURPOSE ACQUISITIONS – 0.8%
42,500	Acri Capital Acquisition Corp.*	492,150
39,796	Aimei Health Technology Co., Ltd.*	417,261
18,482	Alchemy Investments Acquisition Corp. I – Class A*	201,177
19,429	Alphatime Acquisition Corp.*	217,605
24,475	AlphaVest Acquisition Corp.*	272,651
42,210	Ares Acquisition Corp. II – Class A*	457,134
26,811	Bayview Acquisition Corp. – Class A*	276,690
16,328	Bellevue Life Sciences Acquisition Corp.*	177,159
126,020	Black Hawk Acquisition Corp. – Class A*	1,289,185
35,000	Bowen Acquisition Corp.*	376,250
15,000	Cantor Equity Partners, Inc. – Class A*	150,300
33,486	Centurion Acquisition Corp.*	335,195
27,296	Chenghe Acquisition II Co.*,6	273,506
19,797	Colombier Acquisition Corp. II – Class A*	203,117
160,000	DT Cloud Acquisition Corp.*,6	1,649,600
23,028	ESH Acquisition Corp. – Class A*	244,097
20,000	FutureTech II Acquisition Corp. – Class A*	220,200
23,181	Global Lights Acquisition Corp.*,6	242,473
1,763	Globalink Investment, Inc.*	19,992
60,098	GP Act III Acquisition Corp. – Class A*	604,586
25,000	Graf Acquisition Corp. III*	250,750
20,342	Haymaker Acquisition Corp. IV*	216,846

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
19,947	Horizon Space Acquisition I Corp.*	$223,406
47,773	IB Acquisition Corp.*	477,730
38,726	Inflection Point Acquisition Corp. II – Class A*	415,917
1,962	Integrated Rail and Resources Acquisition Corp. – Class A*	21,621
2,354	Integrated Wellness Acquisition Corp. – Class A*	27,754
162,277	Iron Horse Acquisitions Corp.*	1,653,603
62,700	JVSPAC Acquisition Corp. – Class A*,6	648,318
1,748	Kairous Acquisition Corp. Ltd.*,6	21,221
117,246	Legato Merger Corp. III*	1,195,323
29,900	Melar Acquisition Corp. I – Class A*	298,850
45,622	Nabors Energy Transition Corp. II – Class A*	485,874
27,670	Newbury Street Acquisition Corp.*	302,156
15,561	Papaya Growth Opportunity Corp. I – Class A*	171,949
11,890	Quetta Acquisition Corp.*	123,775
19,239	RF Acquisition Corp. – Class A*,6	215,477
13,377	RF Acquisition Corp. II*,6	135,375
11,894	Spark I Acquisition Corp.*	124,887
27,573	Trailblazer Merger Corp. I*	303,303
		15,434,463
	TELECOMMUNICATION EQUIPMENT – 0.0%
992	Juniper Networks, Inc.	38,668
	TRANSPORT-SERVICES – 0.0%
—16	PS International Group Ltd.*,6	—17
	TOTAL COMMON STOCKS (Cost $36,954,731)	38,023,560
Principal Amount1
	CORPORATE BONDS – 2.5%
	INVESTMENT COMPANIES – 2.5%
$500,000	Apollo Debt Solutions BDC 6.900%, 4/13/20294,7	519,808
1,000,000	Bain Capital Specialty Finance, Inc. 2.950%, 3/10/20264	964,112
2,542,000	Barings BDC, Inc. 7.000%, 2/15/20294	2,655,226
3,500,000	BlackRock TCP Capital Corp. 6.950%, 5/30/20294	3,568,292
	Blackstone Private Credit Fund
2,100,000	2.625%, 12/15/20264	1,986,201
490,000	3.250%, 3/15/20274	467,037
	Blue Owl Capital Corp.
3,000,000	3.750%, 7/22/20254,12	2,964,357

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount1		Value
	CORPORATE BONDS (Continued)
	INVESTMENT COMPANIES (Continued)
$1,000,000	3.400%, 7/15/20264	$968,369
500,000	2.875%, 6/11/20284	458,125
	Blue Owl Capital Corp. II
222,000	4.625%, 11/26/20244,7	221,622
1,000,000	8.450%, 11/15/20264,7	1,050,452
2,510,000	Blue Owl Capital Corp. III 3.125%, 4/13/20274	2,374,608
	Blue Owl Credit Income Corp.
1,000,000	5.500%, 3/21/2025	999,251
158,000	7.750%, 9/16/20274	166,469
2,000,000	7.950%, 6/13/20284,7	2,138,356
	Blue Owl Technology Finance Corp.
3,000,000	6.750%, 6/30/20254,7	3,015,948
1,000,000	4.750%, 12/15/20254,7	987,026
3,045,000	6.750%, 4/4/20294,7	3,058,547
40,000	Capital Southwest Corp. 3.375%, 10/1/20264	37,642
	Franklin BSP Capital Corp.
1,000,000	4.850%, 12/15/20247	997,116
152,000	3.250%, 3/30/20264	147,139
1,500,000	7.200%, 6/15/20294,7	1,535,441
	FS KKR Capital Corp.
600,000	1.650%, 10/12/2024	599,021
1,500,000	4.125%, 2/1/20254	1,491,234
2,000,000	2.625%, 1/15/20274	1,881,178
2,200,000	Golub Capital BDC, Inc. 2.050%, 2/15/20274	2,031,346
	MidCap Financial Investment Corp.
1,659,000	5.250%, 3/3/2025	1,648,407
605,000	4.500%, 7/16/20264	575,759
4,500,000	New Mountain Finance Corp. 6.875%, 2/1/20294	4,555,255
	Oaktree Specialty Lending Corp.
1,000,000	2.700%, 1/15/20274	936,607
3,000,000	7.100%, 2/15/20294	3,120,258
500,000	Sixth Street Specialty Lending, Inc. 3.875%, 11/1/20244	499,203
		48,619,412
	TOTAL CORPORATE BONDS (Cost $47,142,690)	48,619,412

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS – 4.3%
1,853,038	Driehaus Event Driven Fund11	$23,793,011
3,982,771	Glenmede Secured Options Portfolio – Class Institutional11	60,299,146
	TOTAL MUTUAL FUNDS (Cost $76,979,788)	84,092,157
	PREFERRED STOCKS – 2.1%
	CONSUMER NON-CYCLICAL – 0.3%
34,165	Qonto – Series D 0.000%*,8,18	5,114,482
	CONSUMER STAPLES – 0.2%
83,287	Misfits Market, Inc. – Series A-1 0.000%*,8,18	3,539,698
	FINANCIALS – 1.3%
143,991	Airwallex 0.000%*,8,18	1,763,890
27,000	Chime Financial, Inc. – Series A 0.000%*,8,18	648,000
210,870	Chime Financial, Inc. – Series B 0.000%*,8,18	5,060,880
39,583	Chime Financial, Inc. – Series D 0.000%*,8,18	949,992
83,750	Chime Financial, Inc. – Series F 0.000%*,8,18	2,010,000
10,000	Eagle Point Credit Co., Inc. 8.000%, 1/31/20294	249,200
30,000	Eagle Point Income Co., Inc. 8.000%, 4/30/20294	750,000
351,202	Empower Finance – Series C 0.000%*,8,18	2,499,996
123,364	MidCap Financial Investment Corp. 8.000%, 12/15/20284	3,160,586
20,000	New Mountain Finance Corp. 8.250%, 11/15/20284	514,600
217,339	Ramp Series A-2 0.000%*,8,18	6,411,500
59,684	Ramp Series C-3 0.000%*,8,18	1,760,678
		25,779,322
	TECHNOLOGY – 0.3%
4,873	Workrise Technologies, Inc. – Series A 0.000%*,8,18	730,950
10,200	Workrise Technologies, Inc. – Series B 0.000%*,8,18	1,530,000

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	TECHNOLOGY (Continued)
20,468	Workrise Technologies, Inc. – Series C 0.000%*,8,18	$3,070,200
6,198	Workrise Technologies, Inc. – Series D 0.000%*,8,18	929,700
		6,260,850
	TOTAL PREFERRED STOCKS (Cost $39,744,384)	40,694,352
	PRIVATE INVESTMENT FUNDS – 16.2%
N/A13	137 Holdings MS, LLC*	667,031
N/A13	137 Holdings RBC, LLC*	2,500,000
N/A13	137 Ventures VI, LP*	7,934,868
N/A13	Arlington Capital Partners VI LP	1,775,199
N/A13	Blue Owl Real Estate Net Lease Property Fund	44,009,716
N/A13	DSC Meridian Credit Opportunities Onshore Fund LP*,8	34,440,356
N/A13	Eisler Capital Multi Strategy Fund LP*,8	30,245,498
N/A13	FCP Realty Fund VI-A LP*	1,212,352
N/A13	Hedosophia Partners VI LP*	2,875,234
N/A13	Hedosophia RULA Investments VI*	9,798,000
N/A13	Hillpointe Workforce Housing Partner V LP*,19	3,500,000
N/A13	HS Investments V F LP*	2,348,196
N/A13	Hudson Bay Fund LP*,8	5,618,291
N/A13	KQ Partners Fund LP*	2,007,876
N/A13	Linden Investors LP*,8	23,508,873
N/A13	Nuveen Real Estate U.S. Cities Industrial Fund LP8	7,392,695
N/A13	Nuveen Real Estate U.S. Cities Multifamily Fund LP8	6,833,463
N/A13	Old Orchard Credit Fund LP*,8	23,829,660
N/A13	Point72 Capital LP*,8	32,937,933
N/A13	Quiet OA Access LP*	3,002,298
N/A13	Quiet SPV R9 LP*	38,663
N/A13	Quiet T1 LP*	1,944,023
N/A13	Quiet Venture III Fund LP*	3,664,369
N/A13	Rivernorth Capital Partners LP*,8,11	19,452,025
N/A13	Savory Fund III Blocked LP*	1,276,984
N/A13	Seer Capital Partners Fund LP*	2,778,606
N/A13	Seer Capital Regulatory Capital Relief Fund	7,133,628
N/A13	TPG Tech Adjacencies II*	1,499,941
N/A13	Walleye Opportunities Fund LP*,8	26,507,739
N/A13	Whitehawk IV-Plus Onshore Fund LP	2,200,437
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $284,099,874)	312,933,954

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS – 7.5%
1,093,426	Bailard Real Estate Investment Trust, Inc.	$33,568,177
N/A13	Cire Real Estate Investment Trust, Inc.	62,208,337
1,810,797	Invesco Real Estate Income Trust, Inc. – Class I8,11	49,632,942
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $145,637,072)	145,409,456
	RIGHTS – 0.0%
481	ABIOMED, Inc., Expiration Date: December 30, 2029*,8,12	491
39,796	Aimei Health Technology Co., Ltd., Expiration Date: December 4, 2024*	9,153
1,489	Alpha Star Acquisition Corp., Expiration Date: October 28, 2024*	160
19,429	Alphatime Acquisition Corp., Expiration Date: November 12, 2024*	3,190
24,475	AlphaVest Acquisition Corp., Expiration Date: November 11, 2024*	3,182
19,609	Aquaron Acquisition Corp., Expiration Date: November 27, 2024*	3,137
26,811	Bayview Acquisition Corp., Expiration Date: November 17, 2024*	4,024
16,328	Bellevue Life Sciences Acquisition Corp., Expiration Date: November 22, 2024*	1,701
25,204	Black Hawk Acquisition Corp., Expiration Date: April 16, 2025*	29,237
35,000	Bowen Acquisition Corp., Expiration Date: November 26, 2026*	6,587
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 24, 2027*	63
31,924	Distoken Acquisition Corp., Expiration Date: November 13, 2024*,6	3,097
160,000	DT Cloud Acquisition Corp., Expiration Date: September 30, 2024*,6	35,200
23,028	ESH Acquisition Corp., Expiration Date: November 18, 2024*	1,877
23,181	Global Lights Acquisition Corp., Expiration Date: December 3, 2024*,6	3,248
1,763	Globalink Investment, Inc., Expiration Date: November 13, 2024*	212
23,908	Goldenstone Acquisition Ltd., Expiration Date: October 11, 2024*	4,542
19,947	Horizon Space Acquisition I Corp., Expiration Date: November 12, 2024*	1,496
14,391	Hudson Acquisition I Corp., Expiration Date: November 26, 2024*	2,303
47,773	IB Acquisition Corp., Expiration Date: December 30, 2024*	4,061
162,277	Iron Horse Acquisitions Corp., Expiration Date: February 27, 2025*	25,964
62,700	JVSPAC Acquisition Corp., Expiration Date: November 21, 2024*,6	16,948
1,748	Kairous Acquisition Corp. Ltd., Expiration Date: December 26, 2024*,6	122
25,305	Mars Acquisition Corp., Expiration Date: January 12, 2025*	5,820
20,035	Metal Sky Star Acquisition Corp., Expiration Date: October 9, 2024*	841
1,689	Mountain Crest Acquisition Corp. V, Expiration Date: October 13, 2024*	135
3,780	NorthView Acquisition Corp., Expiration Date: November 16, 2024*	193
19,479	Qomolangma Acquisition Corp., Expiration Date: October 12, 2024*	2,337
1,189	Quetta Acquisition Corp., Expiration Date: November 30, 2024*	1,546

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
19,239	RF Acquisition Corp., Expiration Date: November 26, 2024*,6	$2,309
13,377	RF Acquisition Corp. II, Expiration Date: November 13, 2024*,6	990
27,573	Trailblazer Merger Corp. I, Expiration Date: November 11, 2024*	4,412
1,805	Viveon Health Acquisition Corp., Expiration Date: October 30, 2024*	90
3,680	Welsbach Technology Metals Acquisition Corp., Expiration Date: November 19, 2024*	405
	TOTAL RIGHTS (Cost $491)	179,073
Number of Units
	UNITS – 0.3%
	SPECIFIED PURPOSE ACQUISITIONS – 0.3%
35,000	AA Mission Acquisition Corp.*	350,350
35,000	Andretti Acquisition Corp. II*	350,000
17,053	Black Spade Acquisition II Co.*,6	169,848
31,500	Cayson Acquisition Corp.*	315,630
35,000	DT Cloud Star Acquisition Corp.*	353,150
40,000	EQV Ventures Acquisition Corp.*	397,200
15,490	Eureka Acquisition Corp.*,6	158,308
29,513	Flag Ship Acquisition Corp.*	298,376
35,000	Future Vision II Acquisition Corp.*,6	350,700
20,000	GigCapital7, Inc.*	199,400
20,000	HCM II Acquisition Corp.*	199,800
20,000	Launch One Acquisition Corp.*	200,000
28,345	Lionheart Holdings*	284,017
75,000	M3-Brigade Acquisition V Corp.*	752,250
20,000	Silverbox Corp. IV*	200,600
20,000	SIM Acquisition Corp. I*	200,800
35,000	Vine Hill Capital Investment Corp.*	350,000
65,000	Voyager Acquisition Corp.*	650,000
35,000	YHN Acquisition I Ltd.*,6	350,350
		6,130,779
	TOTAL UNITS (Cost $6,121,725)	6,130,779
Number of Shares
	WARRANTS – 0.1%
19,983	Able View Global, Inc., Expiration Date: May 15, 2028*,6	410
1,774	Achari Ventures Holdings Corp. I, Expiration Date: October 15, 2026*	12
287	Advantage Capital Holdings, LLC, Expiration Date: January 28, 2025*,8	696,632

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,341	Aeries Technology, Inc., Expiration Date: October 20, 2026*	$34
2,100	AGBA Group Holding Ltd., Expiration Date: March 15, 2027*	462
9,241	Alchemy Investments Acquisition Corp. I, Expiration Date: June 26, 2028*	786
1,489	Alpha Star Acquisition Corp., Expiration Date: December 13, 2026*	12
19,429	Alphatime Acquisition Corp., Expiration Date: January 17, 2028*	237
733	AltEnergy Acquisition Corp., Expiration Date: November 2, 2028*	8
21,105	Ares Acquisition Corp. II, Expiration Date: June 12, 2028*	3,377
522	Atlantic Coastal Acquisition Corp. II, Expiration Date: June 2, 2028*	11
885	Ault Disruptive Technologies Corp., Expiration Date: June 20, 2028*	3
923	Australian Oilseeds Holdings Ltd., Expiration Date: March 21, 2029*,6	13
68	Banzai International, Inc., Expiration Date: December 31, 2026*	1
1,469	Battery Future Acquisition Corp., Expiration Date: May 26, 2028*	15
16,328	Bellevue Life Sciences Acquisition Corp., Expiration Date: February 10, 2028*	392
2,223	Beneficient, Expiration Date: June 7, 2028*	16
18,409	Big Tree Cloud Holdings Ltd., Expiration Date: May 31, 2029*,6	567
870	Binah Capital Group, Inc., Expiration Date: March 15, 2029*	30
1,012	BitFuFu, Inc., Expiration Date: June 7, 2028*	389
195	Blockchain Coinvestors Acquisition Corp. I, Expiration Date: November 1, 2028*	4
1,544	Blue Ocean Acquisition Corp., Expiration Date: October 21, 2028*	25
310	Brand Engagement Network, Inc., Expiration Date: March 14, 2029*	22
596	Breeze Holdings Acquisition Corp., Expiration Date: May 25, 2027*	125
1,466	Cactus Acquisition Corp. I Ltd., Expiration Date: October 29, 2026*	35
16,743	Centurion Acquisition Corp., Expiration Date: August 1, 2029*	1,509
323	Cero Therapeutics Holdings, Inc., Expiration Date: February 14, 2029*	2
13,648	Chenghe Acquisition II Co., Expiration Date: July 29, 2029*	955
5,454,545	CherCo, LLC, Expiration Date: August 31, 2032*,8	163,636
2,030	Coeptis Therapeutics Holdings, Expiration Date: October 31, 2025*	30
6,599	Colombier Acquisition Corp. II, Expiration Date: December 31, 2028*	2,112
968	Comera Life Sciences Holdings, Inc., Expiration Date: May 19, 2027*	1
13,333	Concord Acquisition Corp. II, Expiration Date: December 31, 2028*	467
117	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*	23
935	Corner Growth Acquisition Corp. 2, Expiration Date: June 17, 2026*	33
1,380	Critical Metals Corp., Expiration Date: June 6, 2028*,6	331
9,833	Denali Capital Acquisition Corp., Expiration Date: April 7, 2027*	492

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
31,924	Distoken Acquisition Corp., Expiration Date: March 30, 2028*	$453
9,836	dMY Squared Technology Group, Inc., Expiration Date: November 21, 2027*	1,083
1,464	Euda Health Holdings Ltd., Expiration Date: September 24, 2026*,6	102
1,469	EVe Mobility Acquisition Corp, Expiration Date: December 31, 2028*	57
460	Everest Consolidator Acquisition Corp., Expiration Date: July 19, 2028*	14
296	ExcelFin Acquisition Corp., Expiration Date: October 21, 2026*	44
795	Finnovate Acquisition Corp., Expiration Date: September 30, 2026*	18
1,228	FOXO Technologies, Inc., Expiration Date: August 1, 2027*	2
1,177	Genesis Growth Tech Acquisition Corp., Expiration Date: May 19, 2028*	—17
280,000	Glass House Brands, Inc., Expiration Date: June 29, 2026*,6	372,064
534	Global Gas Corp., Expiration Date: October 29, 2027*	2
1,763	Globalink Investment, Inc., Expiration Date: December 3, 2026*	40
23,908	Goldenstone Acquisition Ltd., Expiration Date: July 15, 2026*	538
10,929	Gores Holdings IX, Inc., Expiration Date: January 14, 2029*	827
1,266	Gorilla Technology Group, Inc., Expiration Date: July 14, 2027*	53
30,049	GP-Act III Acquisition Corp., Expiration Date: December 31, 2027*	3,305
10,171	Haymaker Acquisition Corp. IV, Expiration Date: September 12, 2028*	1,627
674	Healthcare AI Acquisition Corp., Expiration Date: December 14, 2026*	17
1,198	Helport AI Ltd., Expiration Date: August 5, 2029*	126
16,500	Hennessy Capital Investment Corp. VI, Expiration Date: December 31, 2027*	1,155
1,173	Heramba Electric PLC, Expiration Date: October 10, 2028*,6	100
1,382	Holdco Nuvo Group DG Ltd., Expiration Date: May 1, 2029*,6	1
19,947	Horizon Space Acquisition I Corp., Expiration Date: January 26, 2028*	303
2,424	Hub Cyber Security Ltd., Expiration Date: February 27, 2028*	29
14,883	iCoreConnect, Inc., Expiration Date: May 14, 2028*	16
1,235,429	IFit, Inc., Expiration Date: February 24, 3030*,8	—
19,363	Inflection Point Acquisition Corp. II, Expiration Date: July 17, 2028*	4,626
981	Integrated Rail and Resources Acquisition Corp., Expiration Date: November 12, 2026*	49
1,177	Integrated Wellness Acquisition Corp., Expiration Date: October 31, 2028*	18
162,277	Iron Horse Acquisitions Corp., Expiration Date: February 16, 2029*	4,073
10,018	Israel Acquisitions Corp., Expiration Date: February 28, 2028*	310
23,278	Jaws Mustang Acquisition Corp., Expiration Date: January 30, 2026*	538

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
874	Kairous Acquisition Corp. Ltd., Expiration Date: September 15, 2026*	$5
20,023	Klotho Neurosciences, Inc., Expiration Date: June 21, 2029*	801
292	Learn CW Investment Corp., Expiration Date: December 31, 2028*	25
58,623	Legato Merger Corp. III, Expiration Date: March 28, 2029*	8,793
479	Maquia Capital Acquisition Corp., Expiration Date: December 31, 2027*	11
14,950	Melar Acquisition Corp. I, Expiration Date: June 1, 2031*	2,056
20,035	Metal Sky Star Acquisition Corp., Expiration Date: April 1, 2027*	168
940	MicroAlgo, Inc., Expiration Date: December 31, 2027*	12
2,925	MicroCloud Hologram, Inc., Expiration Date: January 31, 2028*	121
1,664	Montana Technologies Corp., Expiration Date: March 15, 2029*	699
770	MSP Recovery, Inc., Expiration Date: February 14, 2026*	31
1,265	MultiMetaVerse Holdings Ltd., Expiration Date: March 15, 2027*	38
666	MultiSensor AI Holdings, Inc., Expiration Date: December 19, 2028*	17
22,811	Nabors Energy Transition Corp. II, Expiration Date: September 5, 2028*	2,053
27,873	Nature’s Miracle Holding, Inc., Expiration Date: March 12, 2029*	365
9,699	New Horizon Aircraft Ltd., Expiration Date: April 3, 2028*	119
1,335	Newbury Street Acquisition Corp., Expiration Date: December 31, 2027*	120
577	NKGen Biotech, Inc., Expiration Date: October 2, 2028*	41
237	Northern Revival Acquisition Corp., Expiration Date: December 31, 2027*	5
1,890	NorthView Acquisition Corp., Expiration Date: August 2, 2027*	68
544	Nukkleus, Inc., Expiration Date: December 31, 2025*	5
1,061	Nvni Group Ltd., Expiration Date: November 1, 2028*	22
2,885	OceanTech Acquisitions I Corp., Expiration Date: May 10, 2026*	—
2,151	OneMedNet Corp., Expiration Date: December 31, 2028*	65
277	Onyx Acquisition Co. I, Expiration Date: November 30, 2028*	3
522	Papaya Growth Opportunity Corp. I, Expiration Date: December 31, 2028*	15
479	Prenetics Global Ltd., Expiration Date: May 17, 2027*,6	5
1,990	Presto Automation, Inc., Expiration Date: September 21, 2027*	2
948	Priveterra Acquisition Corp. II, Expiration Date: January 7, 2027*	19
19,479	Qomolangma Acquisition Corp., Expiration Date: November 23, 2027*	199
19,239	RF Acquisition Corp., Expiration Date: May 1, 2028*	387
419	Roadzen, Inc., Expiration Date: November 30, 2028*	27
833	Roth CH Acquisition Co., Expiration Date: December 10, 2026*	39
58	Roth CH Acquisition Co., Expiration Date: October 29, 2028*	—17

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
862	Royalty Management Holding Corp., Expiration Date: May 28, 2026*	$9
142	Silexion Therapeutics Corp., Expiration Date: August 15, 2029*	4
1,693	SMX Security Matters PLC, Expiration Date: March 7, 2028*	14
444	Southland Holdings, Inc., Expiration Date: September 1, 2026*	165
881	Southport Acquisition Corp., Expiration Date: May 24, 2028*	70
5,947	Spark I Acquisition Corp., Expiration Date: November 27, 2028*	773
2,102	Spree Acquisition Corp. 1 Ltd., Expiration Date: December 22, 2028*	—17
441	SunCar Technology Group, Inc., Expiration Date: May 18, 2028*,6	132
881	Swiftmerge Acquisition Corp., Expiration Date: June 17, 2028*	57
940	Syntec Optics Holdings, Inc., Expiration Date: November 8, 2026*	67
852	TG Venture Acquisition Corp., Expiration Date: August 15, 2028*	—
166	TLGY Acquisition Corp., Expiration Date: January 14, 2028*	5
1,805	Viveon Health Acquisition Corp., Expiration Date: December 31, 2027*	1
916	Volato Group, Inc., Expiration Date: December 3, 2028*	5
637	VSee Health, Inc., Expiration Date: November 4, 2028*	24
430	XBP Europe Holdings, Inc., Expiration Date: December 31, 2027*	9
	TOTAL WARRANTS (Cost $704,659)	1,282,470
	SHORT-TERM INVESTMENTS – 10.7%
207,789,238	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 4.76%12,20	207,789,238
	TOTAL SHORT-TERM INVESTMENTS (Cost $207,789,238)	207,789,238
	TOTAL INVESTMENTS – 103.5%
	(Cost $1,960,104,421)	2,002,157,535
	Liabilities in Excess of Other Assets – (3.5)%	(68,058,748)
	TOTAL NET ASSETS – 100.0%	$1,934,098,787
	SECURITIES SOLD SHORT – (0.0)%
	COMMON STOCKS – (0.0)%
	COMPUTER AIDED DESIGN – (0.0)%
(38)	Synopsys, Inc.*	(19,243)
	FINANCE-CREDIT CARD – (0.0)%
(264)	Capital One Financial Corp.	(39,529)
	OIL COMP-INTEGRATED – (0.0)%
(211)	Chevron Corp.	(31,074)
	TOTAL COMMON STOCKS (Proceeds $93,368)	(89,846)
	TOTAL SECURITIES SOLD SHORT (Proceeds $93,368)	$(89,846)

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
* Non-income producing security.
1 Principal Amount denoted in USD unless otherwise noted.
2 Principal Amount denoted in local currency.
3 All or a portion of this investment is a holding of FTAOF Cayman Sub1 Ltd.
4 Callable.
5 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
6 Foreign security denominated in U.S. Dollars.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $292,805,076, which represents 15.14% of the total net assets of the Fund.
8 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
9 Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
10 Security is in default.
11 Affiliated company.
12 All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral is $16,982,444, which represents 0.88% of the total net assets of the Fund.
13 Investment does not issue shares.
14 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
15 Interest-only security.
16 Amount represents less than 0.5 shares.
17 Amount represents less than $0.50.
18 Perpetual security. Maturity date is not applicable.
19 All or a portion of this investment is a holding of FTAOF Sub1 LLC.
20 The rate is the annualized seven-day yield at period end.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Securities With Restrictions On Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
137 Holdings MS, LLC1	Not Permitted	N/A	$667,031	$667,031	8/20/2024
137 Holdings RBC, LLC1	Not Permitted	N/A	2,500,000	2,500,000	4/24/2024
137 Ventures VI, LP1	Not Permitted	N/A	7,936,344	7,934,868	4/16/2024
Arlington Capital Partners VI LP1	Not Permitted	N/A	1,531,273	1,775,199	1/26/2024
Bailard Real Estate Investment Trust, Inc.1	Quarterly	30 Days	34,443,698	33,568,177	12/28/2018
BC Partners Lending Corp.1	Not Permitted	N/A	12,500,000	12,164,717	3/6/2023
Blue Owl Real Estate Net Lease Property Fund1	Quarterly	60 Days	45,000,000	44,009,716	1/25/2022
CIRE Real Estate Investment Trust, Inc.1	Quarterly2	90 Days	60,000,000	62,208,337	4/4/2023
Cliffwater Corporate Lending Fund – Class I	Quarterly3	N/A	18,730,825	19,851,857	8/4/2020
Cliffwater Enhanced Lending Fund – Class I	Quarterly3	N/A	73,027,337	76,627,954	4/26/2022
DSC Meridian Credit Opportunities Onshore Fund LP1	Quarterly4	65 Days	27,450,000	34,440,356	10/1/2018
Eisler Capital Multi Strategy Fund LP1	Quarterly4	65 Days	28,000,000	30,245,498	12/1/2022
FCP Realty Fund VI-A LP1	Not Permitted	N/A	1,626,897	1,212,352	5/14/2024
Hedosophia Partners VI LP1	Not Permitted	N/A	3,246,027	2,875,234	5/20/2024
Hedosophia RULA Investments VI1	Not Permitted	N/A	9,837,192	9,798,000	7/11/2024
Hillpointe Workforce Housing Partner V LP1	Not Permitted	N/A	3,500,000	3,500,000	8/16/2024
HS Investments V F LP1	Not Permitted	N/A	2,022,857	2,000,000	8/28/2024
HS Investments V F LP1	Not Permitted	N/A	249,042	348,196	7/31/2023
Hudson Bay Fund LP1	Quarterly4,5	65 Days	4,167,814	5,618,291	4/1/2021
Invesco Dynamic Credit Opportunities Fund – Class AX	Quarterly3	N/A	44,372	42,847	10/19/2021
Invesco Real Estate Income Trust, Inc. – Class I	Monthly	30 Days	51,193,374	49,632,942	6/1/2022
KQ Partners Fund LP1	Not Permitted	N/A	2,009,881	2,007,876	5/9/2024
Linden Investors LP1	Quarterly4	65 Days	18,250,000	23,508,873	10/1/2018
Nuveen Real Estate U.S. Cities Industrial Fund LP1	Quarterly	45 Days	8,755,571	7,392,695	10/3/2022
Nuveen Real Estate U.S. Cities Multifamily Fund LP1	Quarterly	45 Days	8,853,575	6,833,463	4/1/2022
Old Orchard Credit Fund LP1	Quarterly4	65 Days	22,000,000	23,829,660	5/31/2023
Opportunistic Credit Interval Fund – Class I	Quarterly3	N/A	35,478,000	34,865,466	8/16/2022
Palmer Square Capital BDC, Inc.1	Not Permitted	N/A	23,862,021	23,696,629	3/1/2023
Pender Real Estate Credit Fund – Class I	Quarterly3	N/A	6,267,098	6,347,161	8/16/2019
Point72 Capital LP1	Quarterly4	45 Days	25,530,367	32,937,933	4/24/2019
Pomona Investment Fund LP	Quarterly3	75 Days	29,616,015	36,027,112	10/1/2018
Quiet OA Access LP1	Not Permitted	N/A	3,002,298	3,002,298	9/27/2024
Quiet SPV R9 LP1	Not Permitted	N/A	377,399	38,663	9/20/2023
Quiet T1 LP1	Not Permitted	N/A	1,963,497	1,944,023	1/29/2024
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Securities With Restrictions On Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
Quiet Venture III Fund LP1	Not Permitted	N/A	$4,034,867	$3,664,369	5/6/2024
Rivernorth Capital Partners LP1	Quarterly6	65 Days	16,000,000	19,452,025	6/1/2022
Savory Fund III Blocked LP1	Not Permitted	N/A	1,000,000	1,276,984	3/11/2024
Seer Capital Partners Fund LP1	Not Permitted	N/A	2,000,000	2,778,606	9/29/2021
Seer Capital Regulatory Capital Relief Fund1	Not Permitted	N/A	7,000,000	7,133,628	3/7/2024
StepStone Private Markets – Class I	Quarterly3	N/A	35,157,916	43,188,264	3/26/2021
TCW Direct Lending VIII, LLC1	Not Permitted	N/A	35,698,446	32,354,767	8/9/2023
TPG Tech Adjacencies II1	Not Permitted	N/A	1,500,000	1,499,941	5/15/2024
Walleye Opportunities Fund LP1	Monthly4	30 Days	21,925,000	26,507,739	12/3/2018
Whitehawk IV-Plus Onshore Fund LP1	Not Permitted	N/A	2,162,942	2,200,437	6/29/2023
Totals			$700,118,976	$743,510,184

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
2 The Real Estate Investment Trust can institute a limit on redemptions at the trust level of 5% of the fair value of the investment in the Real Estate Investment Trust.
3 The Closed-End Fund can institute a limit on redemptions at the fund level of 5% of the net asset value of the Closed-End Fund.
4 The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.
5 The Private Investment Fund can institute a gate provision on redemptions at the investor level of 12.5% of the fair value of the investment in the Private Investment Fund.
6 The Private Investment Fund can institute a gate provision on redemptions at the fund level of 10 – 25% of the fair value of the investment in the Private Investment Fund.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At September 30, 2024	Unrealized Appreciation/ (Depreciation)
PURCHASE CONTRACTS
Euro	BNP Paribas	EUR per USD	6/18/2026	1,600,000	$1,777,920	$1,823,907	$45,987
Euro	BNP Paribas	EUR per USD	11/6/2026	2,808,000	3,146,364	3,218,444	72,080
Euro	BNP Paribas	EUR per USD	10/18/2024	60,000	65,610	66,842	1,232
Euro	BNP Paribas	EUR per USD	1/17/2025	3,528,000	3,880,800	3,943,755	62,955
Euro	BNP Paribas	EUR per USD	11/15/2024	1,965,526	2,200,800	2,191,998	(8,802)
British Pound Sterling	BNP Paribas	GBP per USD	11/15/2024	2,816,153	3,770,829	3,764,757	(6,072)
TOTAL PURCHASE CONTRACTS					14,842,323	15,009,703	167,380
SALE CONTRACTS
Euro	BNP Paribas	EUR per USD	5/22/2025	(5,368,000)	$(5,977,268)	$(6,028,799)	$(51,531)
Euro	BNP Paribas	EUR per USD	11/22/2024	(360,000)	(399,780)	(401,597)	(1,817)
Euro	BNP Paribas	EUR per USD	2/21/2025	(230,000)	(255,760)	(257,457)	(1,697)
Euro	BNP Paribas	EUR per USD	4/22/2025	(420,000)	(466,998)	(471,159)	(4,161)
Euro	BNP Paribas	EUR per USD	7/22/2025	(190,000)	(212,021)	(213,890)	(1,869)
Euro	BNP Paribas	EUR per USD	10/22/2025	(6,000,000)	(6,715,200)	(6,777,232)	(62,032)
Euro	BNP Paribas	EUR per USD	1/22/2025	(220,000)	(243,848)	(245,974)	(2,126)
Euro	BNP Paribas	EUR per USD	10/18/2024	(60,000)	(62,700)	(66,843)	(4,143)
Euro	BNP Paribas	EUR per USD	1/17/2025	(3,528,000)	(3,700,872)	(3,943,755)	(242,883)
Euro	BNP Paribas	EUR per USD	1/22/2026	(320,000)	(358,880)	(362,727)	(3,847)
Euro	BNP Paribas	EUR per USD	1/22/2027	(410,000)	(460,225)	(471,336)	(11,111)
Euro	BNP Paribas	EUR per USD	2/20/2026	(5,584,000)	(6,248,496)	(6,336,621)	(88,125)
Euro	BNP Paribas	EUR per USD	2/22/2027	(630,000)	(713,160)	(725,121)	(11,961)
Euro	BNP Paribas	EUR per USD	4/22/2025	(240,000)	(267,360)	(269,234)	(1,874)
Euro	BNP Paribas	EUR per USD	4/22/2026	(250,000)	(281,000)	(284,361)	(3,361)
Euro	BNP Paribas	EUR per USD	4/22/2027	(430,000)	(484,180)	(496,063)	(11,883)
Euro	BNP Paribas	EUR per USD	5/22/2026	(7,040,000)	(7,895,360)	(8,016,849)	(121,489)
Euro	BNP Paribas	EUR per USD	5/24/2027	(650,000)	(738,725)	(750,799)	(12,074)
Euro	BNP Paribas	EUR per USD	6/18/2026	(9,472,000)	(10,656,000)	(10,797,529)	(141,529)
Euro	BNP Paribas	EUR per USD	6/4/2027	(14,224,000)	(16,144,240)	(16,436,862)	(292,622)
Euro	BNP Paribas	EUR per USD	7/22/2025	(230,000)	(256,910)	(258,920)	(2,010)
Euro	BNP Paribas	EUR per USD	7/30/2027	(8,776,000)	(9,901,083)	(10,163,538)	(262,455)
Euro	BNP Paribas	EUR per USD	8/22/2025	(280,000)	(311,920)	(315,584)	(3,664)
Euro	BNP Paribas	EUR per USD	8/24/2026	(540,000)	(606,690)	(617,162)	(10,472)
Euro	BNP Paribas	EUR per USD	8/2/2027	(1,120,000)	(1,264,480)	(1,297,231)	(32,751)
Euro	BNP Paribas	EUR per USD	10/22/2025	(210,000)	(234,990)	(237,203)	(2,213)
Euro	BNP Paribas	EUR per USD	11/21/2025	(310,000)	(345,805)	(350,559)	(4,754)
Euro	BNP Paribas	EUR per USD	10/22/2024	(230,000)	(255,415)	(256,278)	(863)
Euro	BNP Paribas	EUR per USD	1/22/2025	(310,000)	(345,030)	(346,600)	(1,570)
Euro	BNP Paribas	EUR per USD	4/22/2026	(440,000)	(487,740)	(498,749)	(11,009)
Euro	BNP Paribas	EUR per USD	1/22/2027	(110,000)	(123,530)	(126,456)	(2,926)
Euro	BNP Paribas	EUR per USD	2/21/2025	(840,000)	(922,740)	(940,279)	(17,539)
Euro	BNP Paribas	EUR per USD	2/20/2026	(540,000)	(603,180)	(612,782)	(9,602)
Euro	BNP Paribas	EUR per USD	4/22/2026	(290,000)	(322,625)	(329,859)	(7,234)
Euro	BNP Paribas	EUR per USD	4/22/2027	(130,000)	(146,380)	(149,972)	(3,592)
Euro	BNP Paribas	EUR per USD	5/22/2026	(640,000)	(716,480)	(728,803)	(12,323)
Euro	BNP Paribas	EUR per USD	10/22/2026	(440,000)	(491,040)	(502,232)	(11,192)
Euro	BNP Paribas	EUR per USD	7/22/2027	(410,000)	(462,480)	(474,675)	(12,195)
Euro	BNP Paribas	EUR per USD	8/22/2025	(750,000)	(830,850)	(845,314)	(14,464)
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At September 30, 2024	Unrealized Appreciation/ (Depreciation)
Euro	BNP Paribas	EUR per USD	8/21/2026	(730,000)	$(821,250)	$(834,215)	$(12,965)
Euro	BNP Paribas	EUR per USD	10/22/2026	(400,000)	(447,800)	(458,202)	(10,402)
Euro	BNP Paribas	EUR per USD	11/21/2025	(380,000)	(422,674)	(429,717)	(7,043)
Euro	BNP Paribas	EUR per USD	11/6/2026	(10,936,000)	(12,248,320)	(12,534,512)	(286,192)
Euro	BNP Paribas	EUR per USD	10/22/2024	(460,000)	(507,794)	(512,557)	(4,763)
Euro	BNP Paribas	EUR per USD	4/22/2026	(130,000)	(142,506)	(147,358)	(4,852)
Euro	BNP Paribas	EUR per USD	2/24/2025	(550,000)	(605,110)	(615,731)	(10,621)
Euro	BNP Paribas	EUR per USD	2/23/2026	(610,000)	(680,760)	(692,296)	(11,536)
Euro	BNP Paribas	EUR per USD	4/22/2026	(380,000)	(416,442)	(426,286)	(9,844)
Euro	BNP Paribas	EUR per USD	4/22/2026	(1,448,000)	(1,595,696)	(1,647,018)	(51,322)
Euro	BNP Paribas	EUR per USD	5/22/2025	(420,000)	(465,360)	(471,702)	(6,342)
Euro	BNP Paribas	EUR per USD	5/22/2026	(740,000)	(830,502)	(842,680)	(12,178)
Euro	BNP Paribas	EUR per USD	4/22/2026	(450,000)	(495,000)	(506,583)	(11,583)
Euro	BNP Paribas	EUR per USD	10/22/2026	(2,608,000)	(2,914,440)	(2,976,869)	(62,429)
Euro	BNP Paribas	EUR per USD	8/22/2025	(690,000)	(764,589)	(777,689)	(13,100)
Euro	BNP Paribas	EUR per USD	4/22/2026	(360,000)	(397,440)	(406,634)	(9,194)
Euro	BNP Paribas	EUR per USD	10/22/2026	(380,000)	(425,410)	(435,291)	(9,881)
Euro	BNP Paribas	EUR per USD	11/22/2024	(450,000)	(495,360)	(501,996)	(6,636)
Euro	BNP Paribas	EUR per USD	11/24/2025	(550,000)	(611,600)	(622,030)	(10,430)
Euro	BNP Paribas	EUR per USD	12/20/2024	(1,257,000)	(1,352,532)	(1,403,950)	(51,418)
Euro	BNP Paribas	EUR per USD	10/22/2024	(380,000)	(412,870)	(423,417)	(10,547)
Euro	BNP Paribas	EUR per USD	4/22/2026	(470,000)	(513,052)	(525,490)	(12,438)
Euro	BNP Paribas	EUR per USD	4/22/2026	(110,000)	(122,188)	(124,687)	(2,499)
Euro	BNP Paribas	EUR per USD	2/21/2025	(400,000)	(442,200)	(447,752)	(5,552)
Euro	BNP Paribas	EUR per USD	2/21/2025	(1,210,000)	(1,339,470)	(1,354,449)	(14,979)
Euro	BNP Paribas	EUR per USD	2/2/2026	(4,275,000)	(4,747,387)	(4,847,844)	(100,457)
Euro	BNP Paribas	EUR per USD	4/22/2026	(130,000)	(140,660)	(145,835)	(5,175)
Euro	BNP Paribas	EUR per USD	4/22/2026	(30,000)	(33,447)	(34,123)	(676)
Euro	BNP Paribas	EUR per USD	5/22/2025	(410,000)	(452,271)	(460,471)	(8,200)
Euro	BNP Paribas	EUR per USD	4/22/2026	(140,000)	(152,166)	(157,603)	(5,437)
Euro	BNP Paribas	EUR per USD	10/22/2026	(480,000)	(535,920)	(547,890)	(11,970)
Euro	BNP Paribas	EUR per USD	8/22/2025	(1,020,000)	(1,136,382)	(1,149,627)	(13,245)
Euro	BNP Paribas	EUR per USD	4/22/2026	(110,000)	(120,054)	(124,249)	(4,195)
Euro	BNP Paribas	EUR per USD	10/22/2026	(120,000)	(134,340)	(137,460)	(3,120)
Euro	BNP Paribas	EUR per USD	11/21/2025	(880,000)	(982,960)	(995,134)	(12,174)
Euro	BNP Paribas	EUR per USD	11/23/2026	(600,000)	(676,500)	(688,155)	(11,655)
Euro	BNP Paribas	EUR per USD	4/22/2026	(410,000)	(455,592)	(464,743)	(9,151)
Euro	BNP Paribas	EUR per USD	2/20/2026	(870,000)	(974,226)	(987,260)	(13,034)
Euro	BNP Paribas	EUR per USD	4/22/2026	(360,000)	(400,500)	(409,480)	(8,980)
Euro	BNP Paribas	EUR per USD	10/22/2026	(120,000)	(133,860)	(136,972)	(3,112)
Euro	BNP Paribas	EUR per USD	4/22/2026	(80,000)	(88,560)	(90,363)	(1,803)
Euro	BNP Paribas	EUR per USD	11/22/2024	(470,000)	(514,039)	(524,307)	(10,268)
Euro	BNP Paribas	EUR per USD	11/20/2026	(9,320,000)	(10,503,640)	(10,688,100)	(184,460)
Euro	BNP Paribas	EUR per USD	10/22/2024	(160,000)	(171,600)	(178,281)	(6,681)
Euro	BNP Paribas	EUR per USD	1/22/2025	(190,000)	(204,706)	(212,432)	(7,726)
Euro	BNP Paribas	EUR per USD	4/22/2026	(130,000)	(144,365)	(147,358)	(2,993)
Euro	BNP Paribas	EUR per USD	4/22/2026	(130,000)	(144,820)	(147,868)	(3,048)
Euro	BNP Paribas	EUR per USD	7/22/2025	(100,000)	(110,500)	(112,574)	(2,074)
Euro	BNP Paribas	EUR per USD	4/22/2026	(410,000)	(454,198)	(463,111)	(8,913)
Euro	BNP Paribas	EUR per USD	11/22/2024	(760,000)	(832,580)	(847,816)	(15,236)
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At September 30, 2024	Unrealized Appreciation/ (Depreciation)
Euro	BNP Paribas	EUR per USD	10/22/2024	(140,000)	$(152,852)	$(155,996)	$(3,144)
Euro	BNP Paribas	EUR per USD	1/22/2025	(180,000)	(197,280)	(201,251)	(3,971)
Euro	BNP Paribas	EUR per USD	4/22/2025	(110,000)	(120,978)	(123,399)	(2,421)
Euro	BNP Paribas	EUR per USD	5/22/2025	(550,000)	(607,420)	(617,705)	(10,285)
Euro	BNP Paribas	EUR per USD	7/22/2025	(390,000)	(430,950)	(439,038)	(8,088)
Euro	BNP Paribas	EUR per USD	4/22/2026	(140,000)	(154,980)	(158,135)	(3,155)
Euro	BNP Paribas	EUR per USD	11/15/2024	(80,355,000)	(88,727,991)	(89,613,643)	(885,652)
Euro	BNP Paribas	EUR per USD	10/22/2024	(130,000)	(142,181)	(144,853)	(2,672)
Euro	BNP Paribas	EUR per USD	1/22/2025	(140,000)	(153,650)	(156,529)	(2,879)
Euro	BNP Paribas	EUR per USD	4/22/2025	(630,000)	(694,260)	(706,738)	(12,478)
Euro	BNP Paribas	EUR per USD	5/22/2025	(940,000)	(1,044,152)	(1,055,714)	(11,562)
Euro	BNP Paribas	EUR per USD	7/22/2025	(120,000)	(132,480)	(135,089)	(2,609)
Euro	BNP Paribas	EUR per USD	4/22/2025	(160,000)	(176,080)	(179,489)	(3,409)
British Pound Sterling	BNP Paribas	GBP per USD	11/15/2024	(37,940,000)	(48,851,544)	(50,719,846)	(1,868,302)
British Pound Sterling	BNP Paribas	GBP per USD	10/10/2024	(3,000,000)	(3,920,400)	(4,010,731)	(90,331)
TOTAL SALE CONTRACTS					(280,134,277)	(285,642,727)	(5,508,450)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(265,291,954)	$(270,633,024)	$(5,341,070)

EUR – Euro
GBP – British Pound Sterling
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED PORTFOLIO COMPOSITION
As of September 30, 2024 (Unaudited)

Country of Investment	Value	Percent of Total Net Assets
Canada	$372,183	0.0%
Cayman Islands	21,485,212	1.1%
China	597	0.0%
Denmark	6,770,588	0.3%
European Union	203,308,386	10.5%
Hong Kong	500	0.0%
Ireland	114	0.0%
Israel	30	0.0%
Malaysia	5	0.0%
Switzerland	—	0.0%
Taiwan	53	0.0%
United Kingdom	82,073,708	4.2%
United States	1,687,100,700	87.3%
Virgin Islands (British)	1,045,459	0.1%
Total Investments	2,002,157,535	103.5%
Liabilities in Excess of Other Assets	(68,058,748)	(3.5)%
Total Net Assets	$1,934,098,787	100.0%

* This table does not include securities sold short. Please refer to the Consolidated Schedule of Investments for information on securities sold short.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	11.9%
Bank Loans	10.3%
Closed-End Funds	14.7%
Collateralized Loan Obligations	20.9%
Collateralized Mortgage Obligations	0.0%
Common Stocks
Specified Purpose Acquisitions	0.8%
Enterprise Software/Service	0.3%
Gaming & Entertainment	0.2%
Human Resources	0.2%
Investment Companies	0.2%
Finance-Credit Card	0.1%
Commercial Services-Finance	0.1%
Electric Products-Miscellaneous	0.1%
Medical-Outpatient/Home Medical	0.0%
Medical Labs & Testing Services	0.0%
Computer Aided Design	0.0%
Broadcast Services/Programs	0.0%
Oil Comp-Exploration & Production	0.0%
Telecommunication Equipment	0.0%
Apparel Manufacturers	0.0%
Food-Retail	0.0%
Medical Products	0.0%
Audio/Video Products	0.0%
Cosmetics & Toiletries	0.0%
Transport-Services	0.0%
Medical-Biomedical/Generics	0.0%
Total Common Stocks	2.0%
Corporate Bonds
Investment Companies	2.5%
Mutual Funds	4.3%
Private Investment Funds	16.2%
Real Estate Investment Trusts	7.5%
Rights	0.0%
Units
Specified Purpose Acquisitions	0.3%
Warrants	0.1%
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED SUMMARY OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Preferred Stocks
Financials	1.3%
Technology	0.3%
Consumer Non-Cyclical	0.3%
Consumer Staples	0.2%
Total Preferred Stocks	2.1%
Short-Term Investments	10.7%
Total Investments	103.5%
Liabilities in Excess of Other Assets	(3.5)%
Total Net Assets	100.0%

* This table does not include securities sold short. Please refer to the Consolidated Schedule of Investments for information on securities sold short.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $1,467,258,534)	$1,521,934,474
Investments in affiliated issuers, at cost (cost $492,845,887)	480,223,061
Foreign currency, at value (cost $6,895,343)	7,011,413
Cash	5,620,386
Cash deposited with broker	283,078
Receivables:
Investments purchased in advance	11,000,000
Fund shares sold	7,775,650
Dividends and interest	14,438,274
Prepaid expenses	160,005
Total assets	2,048,446,341
Liabilities:
Line of credit payable	10,000,000
Securities sold short, at value (proceeds $93,368)	89,846
Proceeds from sale of investment securities received in advance	637,927
Forward foreign currency exchange contracts (Cost $0)	5,341,070
Payables:
Investment securities purchased	5,668,320
Fund shares redeemed	90,044,537
Investment management fees	1,607,541
Distribution fees – Class I (Note 3)	217,892
Pricing expense	156,088
Fund services fees	148,830
Shareholder reporting fees	129,337
Distribution fees – Class A (Note 3)	99,688
Legal fees	85,564
Extraordinary litigation fees	31,640
Unused line of credit fees (Note 13)	30,789
Audit fees	29,282
Tax services fees	22,224
Accrued other expenses	6,979
Total liabilities	114,347,554
Commitments and contingencies (Note 3 & Note 12)
Net Assets	$1,934,098,787
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES — Continued
As of September 30, 2024 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,891,314,846
Total accumulated earnings/(deficit)	42,783,941
Net Assets	$1,934,098,787
Maximum Offering Price per Share:
Class A Shares
Net assets applicable to shares outstanding	$18,597,994
Shares of common stock issued and outstanding	697,090
Net asset value per share	$26.68
Maximum sales charge (4.50% of offering price)*	1.26
Maximum offer price to public	$27.94
Class I Shares
Net assets applicable to shares outstanding	$1,915,500,793
Shares of common stock issued and outstanding	70,531,325
Net asset value per share	$27.16

* Investors in Class A Shares may be charged a sales charge of up to 4.50% of the subscription amount. For Class A Shares, no sales charge applies on investments of $250,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.25% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 12 months of the date of purchase.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $199,970)	$4,768,763
Dividends from affiliated issuers (net of foreign withholding taxes of $0)	9,699,597
Interest	43,366,896
Interest from affiliated issuers	22,497,683
Total investment income	80,332,939
Expenses:
Investment management fees	8,561,079
Distribution fees – Class I (Note 3)	1,436,407
Fund services expense	756,810
Pricing expense	591,910
Shareholder reporting fees	223,543
Registration fees	123,309
Legal fees	118,857
Commitment fees (Note 13)	76,472
Miscellaneous	70,305
Distribution fees – Class A (Note 3)	64,546
Unused line of credit fees (Note 13)	51,748
Trustees’ fees and expenses	43,619
Chief Compliance Officer fees	41,288
Audit fees	38,257
Tax services fees	18,234
Extraordinary litigation fees	12,364
Insurance fees	11,663
Interest expense (Note 13)	9,159
Interest on securities sold short	7,526
Dividends on securities sold short	4,882
Total expenses	12,261,978
Investment management fees recouped	240,538
Net expenses	12,502,516
Net investment income (loss)	67,830,423

Realized and Unrealized Gain (Loss) on Investments, Investments in Affiliated
Issuers, Securities Sold Short, Forward Foreign Currency Exchange Contracts,
Foreign Currency Transactions and Distributions of Long-Term Realized Gains
from Regulated Investment Companies

Net realized gain (loss) on:
Investments	4,987,933
Investments in affiliated issuers	(699,834)
Securities sold short	(111)
Foreign currency transactions	(2,674,949)
Distributions of long-term realized gains from regulated investment companies	92,301
Net realized gain (loss)	1,705,340
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED STATEMENT OF OPERATIONS — Continued
For the Six Months Ended September 30, 2024 (Unaudited)

Net change in unrealized appreciation/(depreciation) on:
Investments	$20,025,570
Investments in affiliated issuers	(2,701,476)
Securities sold short	(119,620)
Forward foreign currency exchange contracts	(5,662,414)
Foreign currency translations	172,515
Net change in unrealized appreciation/(depreciation)	11,714,575
Net realized and unrealized gain (loss) on investments, investments in affiliated issuers, securities sold short, forward foreign currency exchange contracts, foreign currency transactions and distributions of long-term realized gains from regulated investment companies	13,419,915
Net Increase (Decrease) in Net Assets from Operations	$81,250,338
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$67,830,423	$81,782,363
Net realized gain (loss) on investments, investments in affiliated issuers, securities sold short, foreign currency transactions and distributions of long-term realized gains from regulated investment companies	1,705,340	3,745,847
Net change in unrealized appreciation/(depreciation) on investments, investments in affiliated issuers, securities sold short, forward foreign currency exchange contracts and foreign currency transactions	11,714,575	22,963,190
Net increase (decrease) in net assets from operations	81,250,338	108,491,400
Distributions to Shareholders:
Distributions:
Class A	(485,535)	(326,125)
Class I	(59,595,067)	(80,954,357)
Net increase (decrease) in net assets from distributions to shareholders	(60,080,602)	(81,280,482)
Capital Transactions:
Net proceeds from shares sold:
Class A	9,784,084	8,059,143
Class I	508,441,956	939,879,287
Reinvestment of distributions:
Class A	113,245	44,432
Class I	10,292,939	17,075,331
Cost of shares redeemed:
Class A	(875,762)	(177,070)
Class I	(140,968,028)	(200,260,647)
Net increase (decrease) in net assets from capital transactions	386,788,434	764,620,476
Total increase (decrease) in net assets	407,958,170	791,831,394
Net Assets:
Beginning of period	1,526,140,617	734,309,223
End of period	$1,934,098,787	$1,526,140,617
Capital Share Transactions:
Shares sold:
Class A	368,531	308,705
Class I	18,851,325	35,490,106
Shares reinvested:
Class A	4,281	1,702
Class I	383,140	648,031
Shares redeemed:
Class A	(32,865)	(6,712)
Class I	(5,198,849)	(7,521,956)
Net increase (decrease) in capital share transactions	14,375,563	28,919,876
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2024 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$81,250,338
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(569,515,278)
Sales of long-term portfolio investments	195,115,478
Proceeds from securities sold short	7,321,759
Cover short securities	(7,554,954)
Purchases of short-term investments, net	(39,862,405)
Return of capital dividends received	14,040,259
Increase in foreign currency	(7,010,821)
Decrease in cash deposited with broker	71,109
Decrease in investment securities sold	1,302,122
Decrease in investments purchased in advance	2,000,000
Increase in dividends and interest	(2,649,252)
Decrease in prepaid expenses	2,450
Increase in investment securities purchased	482,215
Increase in proceeds from sale of investment securities received in advance	637,927
Increase in investment management fees	637,367
Decrease in pricing expense	(79,082)
Decrease in fund services fees	(54,915)
Increase in distribution fees – Class I (Note 3)	113,434
Increase in legal fees	36,044
Increase in shareholder reporting fees	80,095
Increase in distribution fees – Class A (Note 3)	56,488
Decrease in audit fees	(9,843)
Increase in extraordinary litigation fees	12,364
Increase in tax services fees	3,734
Increase in unused line of credit fees (Note 13)	18,044
Increase in accrued other expenses	1,327
Net amortization on investments	(1,223,285)
Net realized gain (loss)	(6,347,257)
Net change in unrealized appreciation/(depreciation)	(11,542,060)
Net cash used for operating activities	(342,666,598)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	515,961,925
Cost of shares redeemed	(130,633,829)
Draw on line of credit	10,000,000
Dividends paid to shareholders, net of reinvestments	(49,674,418)
Net cash provided by financing activities	345,653,678
Net increase in cash	2,987,080
Cash:
Beginning of period	2,633,306
End of period	$5,620,386
Non-cash financing activities not included herein consist of $10,406,184 of reinvested dividends.
Non-cash financing activities not included herein consist of $9,159 of interest expense.
Non-cash financing activities not included herein consist of $7,526 of interest on securities sold short.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31,		For the Period August 2, 2021* Through March 31, 2022
		2024	2023
Net asset value, beginning of period	$26.48	$25.97	$27.65	$27.29
Income from Investment Operations:
Net investment income1	0.93	1.73	1.05	0.21
Net realized and unrealized gain (loss)	0.20	0.59	(0.88)	1.19
Total from investment operations	1.13	2.32	0.17	1.40
Less Distributions:
From net investment income	(0.93)	(1.81)	(1.71)	(0.79)
From net realized gains	—	—	(0.14)	(0.25)
Total distributions	(0.93)	(1.81)	(1.85)	(1.04)
Redemption fee proceeds1	—	—	—	—
Net increase from payment by affiliates (Note 3)	—	—	0.002	—
Net asset value, end of period	$26.68	$26.48	$25.97	$27.65
Total return3	4.35%4	9.32%	0.69%5	5.17%4
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,598	$9,456	$1,388	$1
Ratio of expenses to average net assets:
(including dividends and interest on securities sold short, excise tax, commitment fees, unused line of credit fees, interest expense and extraordinary litigation fees)
Before fees waived6,7	2.12%8	2.18%	2.24%	2.05%8
After fees waived6,7	2.13%8	2.15%9	2.04%	—10
Ratio of net investment income to average net assets:
(including dividends and interest on securities sold short, excise tax, commitment fees, unused line of credit fees, interest expense and extraordinary litigation fees)
Before fees waived	7.03%8	6.58%	3.84%	1.90%8
After fees waived	7.02%8	6.61%	4.04%	—
Portfolio turnover rate	13%4	15%	11%	26%

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Amount represents less than $0.01 per share.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A — Continued

3 Total returns would have been lower had expenses not been waived or absorbed by the Investment Manager. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4 Not annualized.
5 The Investment Manager reimbursed the Fund’s Class A shares $37 for losses from a pricing error. The payment had no impact to the total return of the share class.
6 If dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00%, 0.00%, 0.00% and 0.03%, for the period ended September 30, 2024, the years ended March 31, 2024 and 2023 and the period ended March 31, 2022, respectively.
7 If excise tax, commitment fees, unused line of credit fees, interest expense and extraordinary litigation fees had been excluded, the expense ratios would have been lowered by 0.02%, 0.02%, 0.04% and 0.04%, for the period ended September 30, 2024, the years ended March 31, 2024 and 2023 and the period ended March 31, 2022, respectively.
8 Annualized.
9 Effective August 1, 2023, the Investment Manager has contractually agreed to limit the annual fund operating expenses to 2.15%. Prior to August 1, 2023, the annual fund operating expense limitation was 2.00%.
10 Effective November 2, 2021, the Investment Manager has contractually agreed to limit the annual fund operating expenses to 2.00%. Prior to November 2, 2021, the annual fund operating expense limitation was 1.95%.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.85	$26.29	$27.73	$26.62	$22.23	$25.14
Income from Investment Operations:
Net investment income1	1.05	1.96	1.27	0.92	1.19	1.01
Net realized and unrealized gain (loss)	0.21	0.59	(0.88)	1.89	4.73	(2.96)
Total from investment operations	1.26	2.55	0.39	2.81	5.92	(1.95)
Less Distributions:
From net investment income	(0.95)	(1.99)	(1.69)	(1.45)	(1.41)	(0.88)
From net realized gains	—	—	(0.14)	(0.25)	(0.12)	(0.06)
From return of capital	—	—	—	—	—	(0.02)
Total distributions	(0.95)	(1.99)	(1.83)	(1.70)	(1.53)	(0.96)
Redemption fee proceeds1	—	—	—	—	—	—
Net increase from payment by affiliates (Note 3)	—	—	0.002	—	—	—
Net asset value, end of period	$27.16	$26.85	$26.29	$27.73	$26.62	$22.23
Total return3	4.77%4	10.11%	1.47%5,6	10.80%	22.75%	(4.89)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,915,501	$1,516,685	$732,921	$336,466	$121,400	$63,568
Ratio of expenses to average net assets:
(including dividends and interest on securities sold short, excise tax, commitment fees, unused line of credit fees, interest expense and extraordinary litigation fees)
Before fees waived7,8	1.39%9	1.42%	1.36%	1.16%	1.12%	1.36%
After fees waived7,8	1.42%9	1.38%10	1.30%	1.14%11	1.08%	1.05%
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I — Continued

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31,
		2024	2023	2022	2021	2020
Ratio of net investment income to average net assets:
(including dividends and interest on securities sold short, excise tax, commitment fees, unused line of credit fees, interest expense and extraordinary litigation fees)
Before fees waived	7.76%9	7.35%	4.72%	3.34%	4.78%	3.66%
After fees waived	7.73%9	7.39%	4.78%	3.36%	4.82%	3.97%
Portfolio turnover rate	13%4	15%	11%	26%	43%	48%

1 Based on average shares outstanding for the period.
2 Amount represents less than $0.01 per share.
3 Total returns would have been lower had expenses not been waived or absorbed by the Investment Manager. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4 Not annualized.
5 Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.
6 The Investment Manager reimbursed the Fund’s Class I Shares $63,879 for losses from a pricing error. The payment had no impact to the total return of the share class.
7 If dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00%, 0.00%, 0.00% , 0.02%, 0.07% and 0.10% for the period ended September 30, 2024 and the years ended March 31, 2024, 2023, 2022, 2021 and 2020, respectively.
8 If excise tax, commitment fees, unused line of credit fees, interest expense and extraordinary litigation fees had been excluded, the expense ratios would have been lowered by 0.02%, 0.02%, 0.05%, 0.06% and 0.06%, for the period ended September 30, 2024 and the years ended March 31, 2024, 2023, 2022 and 2021, respectively.
9 Annualized.
10 Effective August 1, 2023, the Investment Manager has contractually agreed to limit the annual fund operating expenses to 1.40%. Prior to August 1, 2023, the annual fund operating expense limitation was 1.25%.
11 Effective November 2, 2021, the Investment Manager has contractually agreed to limit the annual fund operating expenses to 1.25%. Prior to November 2, 2021, the annual fund operating expense limitation was 0.95%.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)

Note 1 — Organization
First Trust Alternative Opportunities Fund (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Amended and Restated Agreement and Declaration of Trust dated November 1, 2021 (the “Declaration of Trust”). First Trust Capital Management L.P. serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers shares of beneficial interest (the “Shares”) in two separate share classes: Class A Shares and Class I Shares.
The investment objective of the Fund is to seek to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. A fund seeking positive “absolute return” aims to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed income indices. The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated among the Investment Manager and one or more sub-advisers, in percentages determined at the discretion of the Investment Manager. In pursuing the Fund’s strategies, the Investment Manager and sub-advisers may invest directly in individual securities or through closed-end and open-end registered investment companies, private investment funds and other investment vehicles that invest or trade in a wide range of investments.
The Fund commenced the public offering of the Class I Shares in June 2017 and has publicly offered Class I Shares in a continuous offering since that time. Class A Shares have been publicly offered since August 2021. The Shares are generally offered for purchase on any business day, which is any day the New York Stock Exchange is open for business, in each case subject to any applicable sales charges and other fees, as described herein. The Shares are issued at net asset value per share. No holder of Shares (each, a “Shareholder”) has the right to require the Fund to redeem its Shares.
The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
(a) Consolidation of Subsidiaries
The Fund may invest up to 25% of its total assets in its subsidiary, FTAOF Cayman Sub1 Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the FTAOF Cayman Sub1 Ltd. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The FTAOF Cayman Sub1 Ltd., is advised by the Investment Manager and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

investment objectives and policies specified in the Fund’s prospectus and statement of additional information. As of September 30, 2024, net assets of FTAOF Cayman Sub1 Ltd. were $225,807,427 representing 11.7% of the Fund’s consolidated net assets.
FTAOF Cayman Sub1 Ltd., is an exempted company incorporated in the Cayman Islands with limited liability. It has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. The subsidiary has submitted a request to the Internal Revenue Service to treat the subsidiary as a disregarded entity effective as of its date of formation, in which case its assets and income will be treated as earned by the Fund directly. If the IRS denies the request, the subsidiary will be treated as a Controlled Foreign Corporation (“CFC”) which is generally not subject to U.S. income tax, unless it were to earn income that is effectively connected with a United States trade or business or U.S.-source fixed, determinable, annual or periodic payments that are subject to U.S. federal income tax withholding. However, as a wholly-owned CFC, the subsidiary’s net income and capital gains, to the extent of its earnings and profits, would be included each year in the Fund’s investment company taxable income. Additionally, an election to treat the subsidiary as a disregarded entity that is effective later than the date of its formation would result in a deemed liquidation of a CFC that may have adverse tax consequences.
The Fund may also make investments through its subsidiary, FTAOF Sub1 LLC, a Delaware limited liability company and wholly-owned and controlled subsidiary of the Fund. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the FTAOF Sub1 LLC. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The FTAOF Sub1 LLC is advised by the Investment Manager and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. As of September 30, 2024, net assets of FTAOF Sub1 LLC were $5,500,000 representing 0.3% of the Fund’s consolidated net assets.
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.
Fixed-income securities with a remaining maturity of sixty (60) days or more will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations, provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued by the Valuation Designee using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost, which the Valuation Designee has determined to approximate fair value.
The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.
The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.
The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular private investment fund. In other cases, as when a private investment fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the private investment fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.
The Valuation Designee will determine the fair value of its shares of a private company based on numerous factors, including but not limited to market activity or events in the market. Absent such a transaction or event within a year, or as deemed necessary by the Valuation Designee, but in no instance greater than one year from the quarter end in which such event occurred, the Valuation Designee will engage qualified external valuation consultants to provide an independent valuation.
In certain circumstances, the Valuation Designee may determine that a private investment fund’s NAV shall be adjusted more frequently. For these private investment funds, the NAVs are adjusted daily based on the total return that each private investment fund is estimated by the Valuation Designee to generate during the period (adjusted net asset value). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.
Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.
The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
The Investment Manager and/or the sub-advisers act as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Manager and/or the sub-advisers or their affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect. In no event does the distributor have any responsibility for any valuations of the Fund’s investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The distributor has no duty to calculate the NAV of Fund Shares or to inquire into, or liability for, the accuracy of the NAV per share (including a Class thereof) as calculated by or for the Fund.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gains or losses from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Short Sales
Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan, which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and/or will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account as required by each respective broker-dealer. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.
(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.
(e) Exchange Traded Funds
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of investment management fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other funds that invest directly in securities.
Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.
(f) Closed-End Funds (“CEFs”)
A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares may be listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.
(g) Private Investment Funds
Private Investment Funds generally exempt under Section 3(c)(1) or 3(c)(7) of the Investment Company Act invest or trade in a wide range of securities. When the Fund invests in securities issued by Private Investment Funds, it will bear its pro rata portion of the Private Investment Funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A Private Investment Fund in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investment in the Private Investment Fund. There can be no assurance that the investment objective of a Private Investment Fund will be achieved. A Private Investment Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Private Investment Fund at a time that is unfavorable to the Fund. In addition, one Private Investment Fund may buy the same securities that another Private Investment Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.
(h) Real Estate Investment Trusts (“REITs”)
REITs are companies that own interests in real estate (or specialize in acquiring, holding, and managing real estate) or in real estate-related loans or other interests, and their revenue principally consists of rent derived from owned, income-producing real estate properties and capital gains from the sale of such properties or from interest payments on real estate-related loans. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to such shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income. By investing in REITs indirectly through the Fund, a Shareholder will bear expenses of the REITs in addition to expenses of the Fund. Distributions received from REITs may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
(i) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation/(depreciation) on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.
(j) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
(k) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the consolidated financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2024, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(l) Distributions to Shareholders
The Fund makes monthly distributions to its shareholders equal to 7% annually of the Fund’s net asset value per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time, and may be increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a regulated investment company. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
Note 3 — Investment Management and Other Agreements
The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Under the terms of the Agreement, the Fund pays a monthly investment management fee to the Investment Manager equal to 0.95% on an annualized basis of the Fund’s net asset value as of each month-end, subject to certain adjustments. Prior to January 1, 2022, the Fund paid a monthly investment management fee to the Investment Manager equal to 0.50% on an annualized basis of the Fund’s net asset value as of each month-end, subject to certain adjustments.
The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.15% and 1.40% of the average daily net assets of Class A Shares and Class I Shares, respectively (the “Expense Limit”) through July 31, 2025. The Expense Limitation and Reimbursement Agreement may not be terminated before that date by the Fund or the Investment Manager. Thereafter, the Expense Limitation and Reimbursement Agreement may be terminated by the Fund or the Investment Manager upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews for consecutive one-year terms. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.15% and 1.40% for the Class A Shares and Class I Shares, respectively. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in effect at the time of the Waiver and the Expense Limit at the time of the recoupment. From November 2, 2021 to July 31, 2023, the Investment Manager had agreed to limit the total expenses of the Fund to 2.00% and 1.25% of the Fund’s average daily net assets for the Class A and Class I Shares, respectively. Prior to November 2, 2021, the Investment Manager had agreed to limit the total expenses of the Fund to 1.95% and 0.95% of the Fund’s average daily net assets for the Class A and Class I Shares, respectively.
The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Manager and one or more sub-advisers in percentages determined at the discretion of the Investment Manager. During the six months ended September 30, 2024, the Investment Manager engaged RiverNorth Capital Management, LLC (“RiverNorth”) and Palmer Square Capital Management LLC (“Palmer Square”) (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to manage certain assets of the Fund. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Manager and RiverNorth, RiverNorth receives a monthly sub-advisor fee equal to 0.80% of the Fund’s

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

average daily net assets allocated to RiverNorth, subject to certain adjustments. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Manager and Palmer Square, Palmer Square receives a monthly sub-advisory fee equal to 0.50% of the Fund’s average daily net assets allocated to Palmer Square, subject to certain adjustments. Each Sub-Adviser’s fee was paid by the Investment Manager out of the Investment Management Fee.
For the six months ended September 30, 2024, the Investment Manager recouped its fees previously waived totaling $240,538. For a period not to exceed three years from the date on which investment management fees are waived or Fund expenses absorbed by the Investment Manager, the Investment Manager may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the waiver of investment management fees or payment of Fund expenses, and (b) the limitation on Fund expenses at the time of the recoupment. As of September 30, 2024, the amount of these potentially recoverable expenses was $795,895. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities. The Investment Manager may recapture all or a portion of this amount no later than March 31st of the year stated below:
2025	$114,082
2026	491,503
2027	190,310
Total	$795,895
The Investment Manager reimbursed the Fund’s Class A and Class I Shares $37 and $63,879, respectively, for losses from a pricing error during the year ended March 31, 2023. This amount is reported on the Fund’s Consolidated Financial Highlights under the caption “Net increase from payments by affiliates”. This reimbursement had no impact on the total return of each share class, respectively.
The Fund has adopted a Distribution and Service Plan with respect to Class A Shares and Class I Shares in compliance with Rule 12b-1 under the Investment Company Act. The Distribution and Service Plans allow the Fund to pay distribution and servicing fees for the sale and servicing of its Class A and Class I Shares. Under the Distribution and Service Plan for Class A Shares, the Fund is permitted to pay as compensation up to 1.00% on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares and under the Distribution and Service Plan for Class I Shares, the Fund is permitted to pay as compensation up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class I Shares (collectively, the “Distribution and Servicing Fee”) to qualified recipients. The Fund or the Distributor may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of the respective Class of Shares or who provides certain shareholder services, pursuant to a written agreement. The Distribution and Servicing Fee is paid out of the Fund’s assets attributable to the applicable Class and decreases the net profits or increases the net losses of such Class.
First Trust Portfolios L.P., an affiliate of the Investment Manager, serves as the Fund’s distributor. UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as a custodian of the assets of the Fund.
A trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator. For the six months ended September 30, 2024, the Fund’s allocated fees incurred for trustees are reported on the Consolidated Statement of Operations.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2024 are reported on the Consolidated Statement of Operations.
Ernst & Young LLP provides tax services to the Fund. The Fund’s allocated fees incurred for tax services for the six months ended September 30, 2024 are reported on Consolidated Statement of Operations.
Note 4 — Federal Income Taxes
As of September 30, 2024, gross unrealized appreciation/(depreciation) of investments and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$1,969,010,784
Gross unrealized appreciation	77,822,111
Gross unrealized (depreciation)	(44,671,837)
Net unrealized appreciation/(depreciation) on investments	$33,150,274
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2023, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$(30,375)	$30,375
As of December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$1,803,344
Undistributed long-term capital gains	912,800
Accumulated capital and other losses	(3,375,727)
Unrealized appreciation/(depreciation) on investments	592,880
Total accumulated earnings/(deficit)	$(66,703)
The tax character of distributions paid during the year ended December 31, 2023 and December 31, 2022 were as follows:
Distribution paid from:	2023	2022
Ordinary income	$64,317,534	$25,436,858
Net long-term capital gains	—	3,099,344
Total taxable distributions	$64,317,534	$28,536,202
Note 5 — Investment Transactions
For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term investments, were $569,515,278 and $195,115,478, respectively. Proceeds from securities sold short and cover short securities were $7,321,759 and $7,554,954, respectively, for the same period.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund provides a limited degree of liquidity to the Shareholders by conducting repurchase offers quarterly with a Valuation Date on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for no less than 5% of the Fund’s Shares outstanding. If Shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of the outstanding Shares of the Fund. If the Fund determines not to repurchase more than the repurchase offer amount, or if Shareholders tender Shares in an amount exceeding the repurchase offer amount plus 2% of the outstanding Shares of the Fund will repurchase the Shares on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund.
The results of the repurchase offers conducted for the six months ended September 30, 2024 are as follows:
	Repurchase Offer	Repurchase Offer
Commencement Date:	May 29, 2024	August 30, 2024
Repurchase Request:	June 28, 2024	September 30, 2024
Repurchase Pricing Date:	June 28, 2024	September 30, 2024
Net Asset Value as of Repurchase Offer Date:
Class A Shares	$26.61	$26.68
Class I Shares	$27.04	$27.16
Amount Repurchased:
Class A Shares	$357,790	$412,951
Class I Shares	$50,835,988	$89,631,586
Percentage of Outstanding Shares Repurchased:
Class A Shares	2.31%	2.18%
Class I Shares	2.90%	4.49%
Note 8 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Closed-End Funds, Private Investment Funds and Real Estate Investment Trusts with a fair value of $278,490,531 are excluded from the fair value hierarchy as of September 30, 2024.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$229,235,550	—	$229,235,550
Bank Loans	—	5,000,000	193,489,500	198,489,500
Closed-End Funds	204,620,178	—	—	204,620,178
Collateralized Loan Obligations	—	363,559,419	40,551,838	404,111,257
Collateralized Mortgage Obligations	—	3	—	3
Common Stocks
Apparel Manufacturers	29,284	—	—	29,284
Audio/Video Products	32,136	—	—	32,136
Broadcast Services/Programs	156,585	—	—	156,585
Commercial Services-Finance	—	—	1,278,583	1,278,583
Computer Aided Design	35,049	—	—	35,049
Cosmetics & Toiletries	1	—	—	1
Electric Products-Miscellaneous	—	—	2,000,000	2,000,000
Enterprise Software/Service	—	—	5,000,021	5,000,021
Finance-Credit Card	36,335	—	2,065,617	2,101,952
Food-Retail	48,769	—	885,047	933,816
Gaming & Entertainment	—	—	3,095,105	3,095,105

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

	Level 1	Level 2	Level 3	Total
Human Resources	$—	$—	$3,067,685	$3,067,685
Investment Companies	—	—	4,095,488	4,095,488
Medical Labs & Testing Services	33,980	—	—	33,980
Medical Products	43,361	—	—	43,361
Medical-Biomedical/Generics	—	—	—	—
Medical-Outpatient/Home Medical	618,050	—	—	618,050
Oil Comp-Exploration & Production	29,333	—	—	29,333
Specified Purpose Acquisitions	15,434,463	—	—	15,434,463
Telecommunication Equipment	38,668	—	—	38,668
Transport-Services	—	—	—	—
Corporate Bonds*	—	48,619,412	—	48,619,412
Mutual Funds	84,092,157	—	—	84,092,157
Preferred Stocks
Consumer Non-Cyclical	—	—	5,114,482	5,114,482
Consumer Staples	—	—	3,539,698	3,539,698
Financials	4,674,386	—	21,104,936	25,779,322
Technology	—	—	6,260,850	6,260,850
Private Investment Funds	—	—	210,766,533	210,766,533
Real Estate Investment Trusts	—	—	49,632,942	49,632,942
Rights	178,582	—	491	179,073
Units**	6,130,779	—	—	6,130,779
Warrants	422,202	—	860,268	1,282,470
Short-Term Investments	207,789,238	—	—	207,789,238
Subtotal	$524,443,536	$646,414,384	$552,809,084	$1,723,667,004
Closed-End Funds				80,546,596
Private Investment Funds				102,167,421
Real Estate Investment Trusts				95,776,514
Total Investments				$2,002,157,535
Liabilities
Securities Sold Short
Common Stocks**	$89,846	$—	$—	$89,846
Total Securities Sold Short	$89,846	$—	$—	$89,846
Other Financial Instruments***
Forward foreign currency exchange contracts	$—	$5,341,070	$—	$5,341,070
Total Other Financial Instruments	$—	$5,341,070	$—	$5,341,070

* All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Consolidated Schedule of Investments.
** All units and common stocks held short in the Fund are Level 1 securities. For a detailed break-out of units and common stocks held short by major industry classification, please refer to the Consolidated Schedule of Investments.
*** Other financial instruments are derivative instruments such as forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
				Total gains or losses for the period					Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period
	Balance as of March 31, 2024	Transfers into Level 3	Transfers out of Level 3	Included in earnings (or changes in net assets)	Included in other comprehensive income	Net purchases	Net sales	Balance as of September 30, 2024
Asset-Backed Securities	$33,327,285	—	(32,398,289)	(928,996)	—	—	—	$—	$846,410
Bank Loans	$129,792,122	—	—	(18,968,393)	—	92,738,549	(10,072,778)	$193,489,500	$719,407
Collateralized Loan Obligations	$40,235,721	—	(12,928,251)	(1,295,224)	—	14,720,702	(181,110)	$40,551,838	$(697,693)
Common Stocks	$4,036,493	—	—	635,165	—	16,815,888	—	$21,487,546	$635,165
Preferred Stocks	$8,764,838	—	—	671,824	—	26,583,304	—	$36,019,966	$671,824
Private Investment Funds	$200,909,593	—	—	9,856,940	—	—	—	$210,766,533	$8,734,511
Real Estate Investment Trusts	$40,069,016	—	—	(936,074)	—	10,500,000	—	$49,632,942	$2,370,552
Rights	$491	—	—	—	—	—	—	$491	$—
Warrants	$1,201,080	—	—	(340,812)	—	—	—	$860,268	$(340,812)
The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024:
Investments	Fair Value	Valuation Technique(s)	Unobservable Input	Range of Input
Bank Loans
	$114,025	Asset Approach	Expected Remaining Distributions	N/A
	$71,308,904	Discounted Cash Flow	Discount Rates	12.00% – 16.50%
	$5,252,284	Enterprise Value Approach	Book Value Multiple	1.40x
	$41,009,454	Liquidation Approach	Expected Sale Proceeds	N/A
	$2,659,615	Market Approach	Expected Yield	14.17%
	$73,145,218	Transaction Price	Transaction Price	N/A
Collateralized Loan Obligations
	$—	Asset Approach	Expected Remaining Distributions	13.60%
	$40,551,838	Income Approach	Expected Yield	10.64% – 20.01%
Common Stocks
	$21,487,546	Transaction Price	Transaction Price	N/A
Preferred Stocks
	$36,019,966	Transaction Price	Transaction Price	N/A

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Investments	Fair Value	Valuation Technique(s)	Unobservable Input	Range of Input
Private Investment Funds
	$210,766,533	Adjusted Net Asset Value	Reported Net Asset/Fair Value Adjustments	N/A
Real Estate Investment Trusts
	$49,632,942	Adjusted Net Asset Value	Reported Net Asset/Fair Value Adjustments	N/A
Rights
	$491	Transaction Price	Transaction Price	$1.02
Warrants
	$696,632	Enterprise Value Approach	Book Value Multiple	1.40x
	$163,636	Enterprise Value Approach	EBITDA Multiple	4.75x – 9.50x
Note 9 — Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment which is advised or sponsored by a Sub-Adviser. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2024.
Security Description	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value End of Period	Dividend Income*	Interest Income*
Closed-End Funds
BC Partners Lending Corp.1	$12,777,206	$—	$—	$—	$(612,489)	$12,164,717	$1,020,815	$—
Opportunistic Credit Interval Fund – Class I1	24,178,293	11,175,000	—	—	(487,827)	34,865,466	2,003,580	—
Palmer Square Capital BDC, Inc.1,3	24,805,579	—	(1,130,422)	(7,550)	29,022	23,696,629	1,398,969	—
Palmer Square Opportunistic Income Fund1	12,450,528	—	(12,594,083)	(205,917)	349,472	—	148,568	—
TCW Direct Lending VIII, LLC2,4,12	29,590,637	8,176,269	(2,068,460)	—	(3,343,679)	32,354,767	3,617,702	—
Collateralized Loan Obligations
Palmer Square European Loan Funding, Series 2021-2X, Class SUB, 0.000%, 4/15/20351,5,6,7	1,871,788	—	—	—	14,196	1,885,984	—	354,603
Palmer Square European Loan Funding, Series 2022-1X, Class SUB, 0.000%, 10/15/20311,5,6,7	2,216,703	—	—	—	(49,770)	2,166,933	—	417,380
Palmer Square European Loan Funding, Series 2022-2X, Class SUB, 0.000%, 10/15/20311,5,6,7	3,462,367	—	—	—	200,235	3,662,602	—	521,199
Palmer Square European Loan Funding, Series 2022-3X, Class SUB, 0.000%, 4/12/20321,5,6,7,8	—	—	—	—	—	—	—	140,005
Palmer Square European Loan Funding, Series 2023-1A, Class SUB, 0.000%, 11/15/20321,5,6,7,9	7,241,452	—	(5,723,167)	—	(1,207,700)	310,585	—	1,698,475

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Security Description	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value End of Period	Dividend Income*	Interest Income*
Palmer Square European Loan Funding, Series 2023-1X, Class E, 10.431% (3-Month Euribor+653 basis points), 11/15/20321	$4,006,090	$297,863	$(4,008,667)	$—	$(295,286)	$—	$—	$300,892
Palmer Square European Loan Funding, Series 2023-1X, Class F, 11.665% (3-Month Euribor+798 basis points), 7/15/20361,2,5,6,10	—	1,345,336	—	—	67,877	1,413,213	—	83,545
Palmer Square European Loan Funding, Series 2023-1X, Class SUB, 0.000%, 7/15/20361,5,6,7	9,656,589	—	(2,690,207)	—	672,606	7,638,988	—	514,107
Palmer Square European Loan Funding, Series 2023-2X, Class SUB, 0.000%, 1/15/20331,5,6,7	7,844,135	—	—	—	633,490	8,477,625	—	927,533
Palmer Square European Loan Funding, Series 2023-2X, Class SUB, 0.000%, 10/15/20361,5,6,7	11,899,174	—	(2,572,243)	—	(961,533)	8,365,398	—	802,628
Palmer Square European Loan Funding, Series 2023-3X, Class SUB, 0.000%, 5/15/20331,5,6,7	8,917,676	—	—	—	(980,395)	7,937,281	—	2,187,318
Palmer Square European Loan Funding, Series 2024-1X, Class SUB, 0.000%, 5/15/20371,2,5,6,7	—	15,018,236	—	—	565,023	15,583,259	—	233,505
Palmer Square European Loan Funding, Series 2024-1X, Class SUB, 0.000%, 8/15/20331,5,6,7	11,408,998	—	—	—	(1,438,921)	9,970,077	—	1,446,690
Palmer Square European Loan Funding, Series 2024-2X, Class F, 11.744%+824 basis points, 10/15/20371,2,5,6,10	—	4,577,094	—	—	388,797	4,965,891	—	97,867
Palmer Square European Loan Funding, Series 2024-2X, Class SUB, 0.000%, 10/15/20371,2,5,6,7	—	10,170,218	(589,394)	33,845	408,689	10,023,358	—	314,528
Palmer Square European Loan Funding, Series 2024-2X, Class SUB, 0.000%, 5/15/20341,2,5,6,7	—	15,912,073	—	—	263,867	16,175,940	—	725,994
Palmer Square Loan Funding Ltd., Series 2020-1A, Class SUB, 0.000%, 2/20/20281,5,7,8,9,11	—	—	—	—	—	—	—	847
Palmer Square Loan Funding Ltd., Series 2020-4A, Class SUB, 0.000%, 11/25/20281,5,7,9,11	659,475	—	—	—	(68,175)	591,300	—	—
Palmer Square Loan Funding Ltd., Series 2021-1A, Class SUB, 0.000%, 4/20/20291,5,7,9,11	977,672	—	—	—	(39,323)	938,349	—	78,363
Palmer Square Loan Funding Ltd., Series 2021-2A, Class SUB, 0.000%, 5/20/20291,5,7,9,11	1,346,350	—	—	—	(32,476)	1,313,874	—	157,978

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Security Description	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value End of Period	Dividend Income*	Interest Income*
Palmer Square Loan Funding Ltd., Series 2021-3A, Class SUB, 0.000%, 7/20/20291,5,7,9,11	$998,834	$—	$—	$—	$(110,262)	$888,572	$—	$134,160
Palmer Square Loan Funding Ltd., Series 2021-4A, Class SUB, 0.000%, 10/15/20291,5,7,9,11	2,052,130	—	—	—	47,156	2,099,286	—	314,070
Palmer Square Loan Funding Ltd., Series 2022-1A, Class SUB, 0.000%, 4/15/20301,5,7,9,11	3,735,709	—	—	—	(204,900)	3,530,809	—	625,932
Palmer Square Loan Funding Ltd., Series 2022-2A, Class SUB, 0.000%, 10/15/20301,5,7,9,11	4,479,406	—	—	—	4,628	4,484,034	—	649,814
Palmer Square Loan Funding Ltd., Series 2022-3A, Class SUB, 0.000%, 4/15/20311,5,7,9,11	6,156,397	—	—	—	(191,266)	5,965,131	—	705,673
Palmer Square Loan Funding Ltd., Series 2022-4A, Class D, 12.573% (3-Month Term SOFR+729 basis points), 7/24/20311,5,9,10,11	3,688,557	5,623	—	—	5,820	3,700,000	—	242,560
Palmer Square Loan Funding Ltd., Series 2022-4A, Class SUB, 0.000%, 7/24/20311,5,7,9,11	7,709,646	—	—	—	(475,264)	7,234,382	—	762,818
Palmer Square Loan Funding Ltd., Series 2022-5I, Class SUB, 0.000%, 1/15/20311,5,7,8,11	—	—	—	—	—	—	—	2,194
Palmer Square Loan Funding Ltd., Series 2023-1A, Class D, 13.318% (3-Month Term SOFR+800 basis points), 7/20/20311	3,893,508	73,426	(3,875,000)	—	(91,934)	—	—	218,269
Palmer Square Loan Funding Ltd., Series 2023-1A, Class SUB, 0.000%, 1/20/20361,5,7,9,11	3,986,641	—	—	—	3,627	3,990,268	—	284,488
Palmer Square Loan Funding Ltd., Series 2023-1A, Class SUB, 0.000%, 7/20/20311,5,7,9,11	5,038,573	—	(3,144,180)	—	(1,780,099)	114,294	—	2,498,648
Palmer Square Loan Funding Ltd., Series 2023-2A, Class SUB, 0.000%, 1/25/20321,5,7,9,11	6,745,442	—	—	—	(506,370)	6,239,072	—	1,326,607
Palmer Square Loan Funding Ltd., Series 2023-2A, Class SUB, 0.000%, 4/20/20361,5,7,9,11	8,769,909	—	—	—	(107,030)	8,662,879	—	665,840
Palmer Square Loan Funding Ltd., Series 2023-3A, Class SUB, 0.000%, 1/20/20371,5,7,9,11	8,044,663	—	—	—	(371,431)	7,673,232	—	370,440
Palmer Square Loan Funding Ltd., Series 2023-4A, Class SUB, 0.000%, 10/20/20371,5,7,9,11	12,874,696	—	—	—	(416,607)	12,458,089	—	1,504,858
Palmer Square Loan Funding Ltd., Series 2024-1A, Class E, 11.681%+657 basis points, 10/15/20321,2,5,9,10,11	—	735,056	—	—	7,431	742,487	—	4,680
Palmer Square Loan Funding Ltd., Series 2024-1A, Class SUB, 0.000%, 10/15/20321,2,5,7,9,11	—	8,000,000	—	—	—	8,000,000	—	248,562
Palmer Square Loan Funding Ltd., Series 2024-1A, Class SUB, 0.000%, 4/15/20371,5,7,9,11	13,446,536	—	—	—	377,733	13,824,269	—	—
Palmer Square Loan Funding Ltd., Series 2024-2A, Class SUB, 0.000%, 7/20/20371,2,5,7,9,11	—	9,989,204	—	—	204,620	10,193,824	—	235,101
Palmer Square Loan Funding Ltd., Series 2024-3A, Class SUB, 0.000%, 7/20/20371,2,5,7,9,11	—	6,175,617	—	—	60,262	6,235,879	—	179,484

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Security Description	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value End of Period	Dividend Income*	Interest Income*
Palmer Square Loan Funding Ltd., Series 2024-3A, Class SUB, 0.000%, 8/8/20321,2,3,5,7,9,11	$—	$16,250,000	$—	$—	$257,194	$16,507,194	$—	$520,030
Mutual Funds
Driehaus Event Driven Fund12	26,406,891	—	(3,000,000)	(520,212)	906,332	23,793,011	—	—
Glenmede Secured Options Portfolio − Class Institutional12	43,852,986	13,000,000	—	—	3,446,160	60,299,146	149,899	—
Private Investment Funds
Rivernorth Capital Partners LP1,4,8,13	18,260,442	—	—	—	1,191,583	19,452,025	—	—
Real Estate Investment Trust
Invesco Real Estate Income Trust, Inc. − Class I1	40,069,016	10,500,000	(1,901,515)	—	965,441	49,632,942	1,360,064	—
	$395,520,694	$131,401,015	$(43,297,338)	$(699,834)	$(2,701,476)	$480,223,061	$9,699,597	$22,497,683

* Net of foreign withholding taxes.
1 Advised or sponsored by a Sub-Adviser.
2 Not an affiliate at the beginning of the period.
3 All or a portion of this security is segregated as collateral for securities sold short.
4 Investment does not issue shares.
5 Callable.
6 Principal Amount denoted in local currency.
7 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
8 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
9Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
10Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
11 Foreign security denominated in U.S. Dollars.
12 Entity in which the Fund has ownership of at least 5% of the voting securities outstanding.
13 Non-income producing security.
Security Description	Shares/ Principal Amount Beginning of Period	Additions	Reductions	Stock Split	Shares/ Principal Amount End of Period
Closed-End Funds
BC Partners Lending Corp.1	567,120	—	—	—	567,120
Opportunistic Credit Interval Fund – Class I1	2,071,833	957,313	—	—	3,029,146
Palmer Square Capital BDC, Inc.1,3	1,522,749	—	(68,968)	—	1,453,781

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Security Description	Shares/ Principal Amount Beginning of Period	Additions	Reductions	Stock Split	Shares/ Principal Amount End of Period
Palmer Square Opportunistic Income Fund1	697,900	—	(697,900)	—	—
TCW Direct Lending VIII, LLC2,4,12	—	—	—	—	—
Collateralized Loan Obligations
Palmer Square European Loan Funding, Series 2021-2X, Class SUB, 0.000%, 4/15/20351,5,6,7	2,500,000	—	—	—	2,500,000
Palmer Square European Loan Funding, Series 2022-1X, Class SUB, 0.000%, 10/15/20311,5,6,7	2,975,000	—	—	—	2,975,000
Palmer Square European Loan Funding, Series 2022-2X, Class SUB, 0.000%, 10/15/20311,5,6,7	4,000,000	—	—	—	4,000,000
Palmer Square European Loan Funding, Series 2022-3X, Class SUB, 0.000%, 4/12/20321,5,6,7,8	4,000,000	—	—	—	4,000,000
Palmer Square European Loan Funding, Series 2023-1A, Class SUB, 0.000%, 11/15/20321,5,6,7,9	7,100,000	—	—	—	7,100,000
Palmer Square European Loan Funding, Series 2023-1X, Class E, 10.431% (3-Month Euribor+653 basis points), 11/15/20321	3,700,000	—	(3,700,000)	—	—
Palmer Square European Loan Funding, Series 2023-1X, Class F, 11.665% (3-Month Euribor+798 basis points), 7/15/20361,2,5,6,10	—	1,257,000	—	—	1,257,000
Palmer Square European Loan Funding, Series 2023-1X, Class SUB, 0.000%, 7/15/20361,5,6,7	10,000,000	—	—	—	10,000,000
Palmer Square European Loan Funding, Series 2023-2X, Class SUB, 0.000%, 1/15/20331,5,6,7	8,325,000	—	—	—	8,325,000
Palmer Square European Loan Funding, Series 2023-2X, Class SUB, 0.000%, 10/15/20361,5,6,7	11,000,000	—	—	—	11,000,000
Palmer Square European Loan Funding, Series 2023-3X, Class SUB, 0.000%, 5/15/20331,5,6,7	8,200,000	—	—	—	8,200,000
Palmer Square European Loan Funding, Series 2024-1X, Class SUB, 0.000%, 5/15/20371,2,5,6,7	—	14,000,000	—	—	14,000,000
Palmer Square European Loan Funding, Series 2024-1X, Class SUB, 0.000%, 8/15/20331,5,6,7	10,575,000	—	—	—	10,575,000
Palmer Square European Loan Funding, Series 2024-2X, Class F, 11.744%+824 basis points, 10/15/20371,2,5,6,10	—	4,500,000	—	—	4,500,000
Palmer Square European Loan Funding, Series 2024-2X, Class SUB, 0.000%, 10/15/20371,2,5,6,7	—	10,000,000	(546,250)	—	9,453,750
Palmer Square European Loan Funding, Series 2024-2X, Class SUB, 0.000%, 5/15/20341,2,5,6,7	—	14,550,000	—	—	14,550,000
Palmer Square Loan Funding Ltd., Series 2020-1A, Class SUB, 0.000%, 2/20/20281,5,7,8,9,11	1,250,000	—	—	—	1,250,000

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Security Description	Shares/ Principal Amount Beginning of Period	Additions	Reductions	Stock Split	Shares/ Principal Amount End of Period
Palmer Square Loan Funding Ltd., Series 2020-4A, Class SUB, 0.000%, 11/25/20281,5,7,9,11	2,250,000	—	—	—	2,250,000
Palmer Square Loan Funding Ltd., Series 2021-1A, Class SUB, 0.000%, 4/20/20291,5,7,9,11	1,250,000	—	—	—	1,250,000
Palmer Square Loan Funding Ltd., Series 2021-2A, Class SUB, 0.000%, 5/20/20291,5,7,9,11	2,150,000	—	—	—	2,150,000
Palmer Square Loan Funding Ltd., Series 2021-3A, Class SUB, 0.000%, 7/20/20291,5,7,9,11	1,500,000	—	—	—	1,500,000
Palmer Square Loan Funding Ltd., Series 2021-4A, Class SUB, 0.000%, 10/15/20291,5,7,9,11	3,100,000	—	—	—	3,100,000
Palmer Square Loan Funding Ltd., Series 2022-1A, Class SUB, 0.000%, 4/15/20301,5,7,9,11	5,235,000	—	—	—	5,235,000
Palmer Square Loan Funding Ltd., Series 2022-2A, Class SUB, 0.000%, 10/15/20301,5,7,9,11	6,000,000	—	—	—	6,000,000
Palmer Square Loan Funding Ltd., Series 2022-3A, Class SUB, 0.000%, 4/15/20311,5,7,9,11	6,250,000	—	—	—	6,250,000
Palmer Square Loan Funding Ltd., Series 2022-4A, Class D, 12.573% (3-Month Term SOFR+729 basis points), 7/24/20311,5,9,10,11	3,700,000	—	—	—	3,700,000
Palmer Square Loan Funding Ltd., Series 2022-4A, Class SUB, 0.000%, 7/24/20311,5,7,9,11	8,050,000	—	—	—	8,050,000
Palmer Square Loan Funding Ltd., Series 2022-5I, Class SUB, 0.000%, 1/15/20311,5,7,8,11	1,250,000	—	—	—	1,250,000
Palmer Square Loan Funding Ltd., Series 2023-1A, Class D, 13.318% (3-Month Term SOFR+800 basis points), 7/20/20311	3,875,000	—	(3,875,000)	—	—
Palmer Square Loan Funding Ltd., Series 2023-1A, Class SUB, 0.000%, 1/20/20361,5,7,9,11	4,000,000	—	—	—	4,000,000
Palmer Square Loan Funding Ltd., Series 2023-1A, Class SUB, 0.000%, 7/20/20311,5,7,9,11	4,675,000	—	—	—	4,675,000
Palmer Square Loan Funding Ltd., Series 2023-2A, Class SUB, 0.000%, 1/25/20321,5,7,9,11	6,600,000	—	—	—	6,600,000
Palmer Square Loan Funding Ltd., Series 2023-2A, Class SUB, 0.000%, 4/20/20361,5,7,9,11	9,500,000	—	—	—	9,500,000
Palmer Square Loan Funding Ltd., Series 2023-3A, Class SUB, 0.000%, 1/20/20371,5,7,9,11	8,000,000	—	—	—	8,000,000
Palmer Square Loan Funding Ltd., Series 2023-4A, Class SUB, 0.000%, 10/20/20371,5,7,9,11	12,750,000	—	—	—	12,750,000
Palmer Square Loan Funding Ltd., Series 2024-1A, Class E, 11.681%+657 basis points, 10/15/20321,2,5,9,10,11	—	750,000	—	—	750,000

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Security Description	Shares/ Principal Amount Beginning of Period	Additions	Reductions	Stock Split	Shares/ Principal Amount End of Period
Palmer Square Loan Funding Ltd., Series 2024-1A, Class SUB, 0.000%, 10/15/20321,2,5,7,9,11	—	8,000,000	—	—	8,000,000
Palmer Square Loan Funding Ltd., Series 2024-1A, Class SUB, 0.000%, 4/15/20371,5,7,9,11	13,760,000	—	—	—	13,760,000
Palmer Square Loan Funding Ltd., Series 2024-2A, Class SUB, 0.000%, 7/20/20371,2,5,7,9,11	—	11,000,000	—	—	11,000,000
Palmer Square Loan Funding Ltd., Series 2024-3A, Class SUB, 0.000%, 7/20/20371,2,5,7,9,11	—	6,500,000	—	—	6,500,000
Palmer Square Loan Funding Ltd., Series 2024-3A, Class SUB, 0.000%, 8/8/20321,2,3,5,7,9,11	—	16,250,000	—	—	16,250,000
Mutual Funds
Driehaus Event Driven Fund12	2,092,464	—	(239,426)	—	1,853,038
Glenmede Secured Options Portfolio – Class Institutional12	3,094,777	887,994	—	—	3,982,771
Private Investment Funds
Rivernorth Capital Partners LP1,4,8,13	—	—	—	—	—
Real Estate Investment Trust
Invesco Real Estate Income Trust, Inc. – Class I1	1,434,984	375,813	—	—	1,810,797
Total	189,001,827	89,028,120	(9,127,544)	—	268,902,403

* Net of foreign withholding taxes.
1 Advised or sponsored by a Sub-Adviser.
2 Not an affiliate at the beginning of the period.
3 All or a portion of this security is segregated as collateral for securities sold short.
4 Investment does not issue shares.
5 Callable.
6 Principal Amount denoted in local currency.
7 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
8 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
10 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
11 Foreign security denominated in U.S. Dollars.
12 Entity in which the Fund has ownership of at least 5% of the voting securities outstanding.
13 Non-income producing security.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Note 10 — Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.
The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2024, by risk category are as follows:
	Derivatives not designated as hedging instruments
	Forward Foreign Currency Exchange Contracts	Total
Liabilities
Unrealized (depreciation) on forward foreign currency exchange contracts	$(5,341,070)	$(5,341,070)
	$(5,341,070)	$(5,341,070)
The effects of derivative instruments on the Consolidated Statement of Operations for the period ended September 30, 2024 are as follows:
	Derivatives not designated as hedging instruments
	Forward Foreign Currency Exchange Contracts	Total
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward foreign currency exchange contracts	$(5,662,414)	$(5,662,414)
	$(5,662,414)	$(5,662,414)
The notional amount and the number of contracts are included on the Consolidated Schedule of Investments. The quarterly average volumes of derivative instruments as of September 30, 2024 are as follows:
Derivatives not designated as hedging instruments
Forward foreign currency exchange contracts	Notional amount	$(232,264,243)
Note 11 — Disclosures about Offsetting Assets and Liabilities
FASB ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.
The Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
The Fund did not hold swap contracts at September 30, 2024.
The Fund’s Consolidated Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Consolidated Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Consolidated Statement of Assets and Liabilities and net amounts are presented below:
Description/Financial Instrument/Consolidated Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Recognized in Consolidated Statement of Assets and Liabilities	Amounts Not Offset in Consolidated Statement of Assets and Liabilities
			Financial Instruments*	Cash Collateral**	Net Amount
Forward foreign currency exchange contracts – liability payable	BNP Paribas	$(5,341,070)	$—	$283,078	$(5,057,992)

* Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Investment Manager to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
** Amounts relate to master netting agreements and collateral agreements which have been determined by the Investment Manager to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.
Note 12 — Commitments
Bank Loans, Collateralized Loan Obligations and Private Investment Funds may be structured to be fully funded at the time of investment or include unfunded investment commitments, which are contractual obligations for future funding. The potential investment commitments are noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities. The unfunded investment commitments outstanding as of September 30, 2024, are as follows:
Bank Loans	$10,455,993
Closed-End Funds	$44,706,445
Collateralized Loan Obligations	$12,787,006
Common Stocks	$239,697
Preferred Stocks	$4,935,612
Private Investment Funds	$171,501,366
Note 13 — Credit Agreement
The Fund, as the borrower, has entered into a credit agreement, as amended (the “Credit Agreement”), with TriState Capital Bank as the lender. The Credit Agreement establishes a commitment by the

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

lender to make revolving loans to the Fund in an aggregate principal amount not in excess of $30,000,000, which may be increased from time to time upon mutual agreement by the parties. The expiration date of the Credit Agreement is October 15, 2024. In connection with the Credit Agreement, the Fund has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Credit Agreement contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the lender may declare the outstanding advances and all other obligations under the Credit Agreement immediately due and payable. The Fund’s obligations to the lender under the Credit Agreement are secured by a first-priority security interest in substantially all of the assets of the Fund. The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage.
For the six months ended September 30, 2024, the Fund incurred a cost related to the setup and maintenance of the credit agreement (“Commitment fees”) and for the quarterly average daily unused portion of the revolving commitment (“Unused line of credit fees”) as reported on the Consolidated Statement of Operations. The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the four (4) days the Fund had outstanding borrowings were 8.31%, $10,000,000, $10,000,000, and $9,107, respectively. As of September 30, 2024 the Fund had $10,000,000 in outstanding borrowings.
Note 14 — Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Investment Company Act. As of September 30, 2024, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of the Fund:
Beneficial Owner	% of Outstanding Shares of the Fund
Charles Schwab & Co.	61.1%
The Fund has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
Note 15 — Risk Factors
An investment in the Fund involves various risks. The Fund allocates assets to investment funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.
No guarantee or representation is made that the investment program will be successful.
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
Note 16 — New Accounting Pronouncements and Regulatory Updates
In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) — Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the consolidated financial statements.
Note 17 — Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events, which require an entity to recognize in the consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements other than the following:
Effective October 15, 2024, the Fund, as the borrower, and TriState Capital Bank as the lender, further amended the Credit Agreement. The amendment extended the expiration date of the Credit Agreement to October 14, 2025.
The Board declared a cash dividend of $0.15563 and $0.15843 per share from net investment income, payable on October 2, 2024 to Shareholders of record, for Class A and Class I, respectively, as of the close of business on October 1, 2024. The ex-dividend date was October 2, 2024.
The Board declared a cash dividend of $0.15633 and $0.15925 per share from net investment income, payable on November 6, 2024 to Shareholders of record, for Class A and Class I, respectively, as of the close of business on November 5, 2024. The ex-dividend date was November 6, 2024.

First Trust Alternative Opportunities Fund
FUND INFORMATION
September 30, 2024 (Unaudited)

Approval of the Investment Management Agreement and Sub-Advisory Agreement
At the meeting of the Board of Trustees (the “Board”) held on September 10-11, 2024 (the “Meeting”), the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”) approved the investment management agreement between First Trust Capital Management L.P. (the “Investment Manager”) and the Fund (the “Investment Management Agreement”) and the Fund’s sub-advisory agreement among the Investment Manager, the Fund and RiverNorth Capital Management, LLC, the Fund’s sub-adviser (the “Sub-Adviser” and together with the Investment Manager, the “Advisers”) (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Advisory Agreements”).
In advance of the Meeting, the Independent Trustees requested and received materials from the Advisers to assist them in considering the approval of the Advisory Agreements. Among other things, the Board reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Advisory Agreements. Nor are the items described herein all-encompassing of the matters considered by the Board.
The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel to the Independent Trustees at the Meeting for a full review of the materials. Following these sessions, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Advisers to the Fund under the Advisory Agreements, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Advisers to the Fund, including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Advisers who provide the investment advisory and administrative services to the Fund. The Board determined that the Advisers’ portfolio managers and key personnel are well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Advisers’ compliance policies and procedures, including those used by the Investment Manager to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund was satisfactory.
PERFORMANCE
The Board considered the investment performance of the Advisers with respect to the Fund, noting that the Advisers also act as investment adviser to certain funds with a similar investment objective and strategy. The Board further considered performance information of the Fund compared to other comparable multi-strategy unlisted closed-end funds selected by an independent third party, as well as to relevant indices. The Board noted that the Fund had mixed calendar year performance against five key indices since inception, as well as year-to-date, and its annualized total return for the three-year period ended June 30, 2024 was above its peer group median and average while its total return for the one-year period ended June 30, 2024 was higher than its peer group median and slightly below its peer group average. The Board concluded that the performance of the Fund was satisfactory.
FEES AND EXPENSES
The Board reviewed and considered the advisory fee rate, sub-advisory fee rate and total expense ratio of the Fund, noting that the Investment Manager pays the Sub-Adviser from its fee. The Board

First Trust Alternative Opportunities Fund
FUND INFORMATION — Continued
September 30, 2024 (Unaudited)

compared the advisory fees and total expense ratio for the Fund with various comparative data, including a third party report on the advisory fees and expenses of other comparable funds. The Board noted that the Fund’s advisory fees and expenses were below the peer group medians and averages. In addition, the Board noted that the Investment Manager has contractually agreed to limit total annual operating expenses and that such agreement would automatically renew for consecutive one-year terms unless the agreement was terminated. The Board concluded that the advisory fees paid by the Fund, the sub-advisory fees payable to the Sub-Adviser and total expense ratio were reasonable and satisfactory in light of the services provided.
BREAKPOINTS AND ECONOMIES OF SCALE
The Board reviewed the structure of the advisory fees under the Investment Management Agreement and the fees paid by the Investment Manager to the Sub-Adviser under the Sub-Advisory Agreement, neither of which included breakpoints. The Board considered the Fund’s advisory fees and the fees paid by the Investment Manager to the Sub-Adviser and concluded that such fees were reasonable and satisfactory in light of the services provided. The Board also noted the Investment Manager’s assessment that economies of scale were not expected to be realized as assets grow in the Fund.
PROFITABILITY OF INVESTMENT MANAGER
The Board considered and reviewed information concerning the costs incurred and profits realized by the Advisers from their relationship with the Fund. The Board also reviewed the Investment Manager’s and Sub-Adviser’s financial condition and noted that it appeared stable. The Board determined that the advisory and sub-advisory fees and the compensation to the Investment Manager and Sub-Adviser were reasonable and the financial condition of each was adequate.
ANCILLARY BENEFITS AND OTHER FACTORS
The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund including, without limitation, reputational benefits and the ability to market advisory services for similar products or other funds managed by the Investment Manager in the future. The Board noted that the Investment Manager is an affiliate of the Distributor and that the Distributor receives certain fees for its role as Distributor and for other services related to the Fund that are paid by the Investment Manager. The Board further considered that a registered investment adviser affiliated with the Investment Manager receives additional management fees for assets held in the Fund by the affiliate registered investment adviser’s clients, noting that the Investment Manager does not participate in the management fees earned by the affiliate registered investment adviser. The Board noted that the Advisers do not have affiliations with the Fund’s transfer agent, fund accountant or custodian, and the Sub-Adviser has no affiliation with the Distributor, and therefore, do not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.
GENERAL CONCLUSION
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Agreements.

First Trust Alternative Opportunities Fund
FUND INFORMATION — Continued
September 30, 2024 (Unaudited)

	TICKER	CUSIP
First Trust Alternative Opportunities Fund – Class A Shares	VFLAX	75943J209
First Trust Alternative Opportunities Fund – Class I Shares	VFLEX	75943J100
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877) 779-1999.
First Trust Alternative Opportunities Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

First Trust Alternative Opportunities Fund
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
account balances

•
account transactions

•
transaction history

•
wire transfer instructions

•
checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

First Trust Alternative Opportunities Fund
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
open an account

•
provide account information

•
give us your contact information

•
make a wire transfer

•
tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
sharing for affiliates’ everyday business purposes —  information about your creditworthiness

•
sharing for affiliates from using your information to market to you

•
sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies such as First Trust Capital Management L.P.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included in Item 1(a) of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the registrant’s independent public accountant.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Alternative Opportunities Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 6, 2024

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 6, 2024

* Print the name and title of each signing officer under his or her signature.